Schedule of Investments (unaudited) September 30, 2019	iShares Russell 2000 Small-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$2,038,363,648
Total Investments (Cost — $1,990,580,494) — 100.0%	2,038,363,648

Liabilities in Excess of Other Assets — (0.0)%	(311,106)

Net Assets — 100.0%	$2,038,052,542

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2019, the value of the investment and the percentage owned by the Fund of the Series was $2,038,363,648 and 68.4%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

1

Schedule of Investments (unaudited) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Advertising Agencies — 0.2%
Boston Omaha Corp., Class A(a)	14,979	$297,034
Cardlytics, Inc.(a)	20,689	693,495
Clear Channel Outdoor Holdings, Inc.(a)	57,739	145,502
Emerald Expositions Events, Inc.	36,756	357,636
Fluent, Inc.(a)(b)	64,666	176,862
Marchex, Inc., Class B(a)	51,767	162,548
MDC Partners, Inc., Class A(a)	88,049	248,298
National CineMedia, Inc.	94,279	773,088
QuinStreet, Inc.(a)	69,092	869,868
Viad Corp.	30,580	2,053,447

		5,777,778

Aerospace — 1.0%
AAR Corp.	50,678	2,088,440
Aerojet Rocketdyne Holdings, Inc.(a)(b)	110,229	5,567,667
Aerovironment, Inc.(a)	32,152	1,722,061
Astronics Corp.(a)(b)	37,124	1,090,703
Axon Enterprise, Inc.(a)(b)	87,922	4,992,211
Cubic Corp.	47,368	3,336,128
Ducommun, Inc.(a)	16,445	697,268
Kaman Corp.	41,693	2,479,066
Kratos Defense & Security Solutions, Inc.(a)(b)	135,895	2,526,968
Moog, Inc., Class A	48,741	3,953,870
Triumph Group, Inc.(b)	74,897	1,713,643

		30,168,025

Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	6,028	205,073
Andersons, Inc.	47,718	1,070,315
Cadiz, Inc.(a)(b)	19,117	238,771
Cal-Maine Foods, Inc.	48,083	1,921,156
Calavo Growers, Inc.	24,530	2,334,765
Fresh Del Monte Produce, Inc.	46,871	1,598,770
Limoneira Co.	23,349	428,688
Sanderson Farms, Inc.	30,015	4,542,170

		12,339,708

Air Transport — 0.5%
Air Transport Services Group, Inc.(a)(b)	87,856	1,846,733
Allegiant Travel Co.	19,441	2,909,540
Atlas Air Worldwide Holdings, Inc.(a)	34,625	873,589
Era Group, Inc.(a)	29,106	307,359
Hawaiian Holdings, Inc.	70,030	1,838,988
Mesa Air Group, Inc.(a)(b)	31,670	213,614
SkyWest, Inc.	74,971	4,303,335
Spirit Airlines, Inc.(a)(b)	102,785	3,731,096

		16,024,254

Alternative Energy — 0.2%
Ameresco, Inc., Class A(a)(b)	32,792	526,967
Green Brick Partners, Inc.(a)	36,306	388,474
Green Plains, Inc.	54,824	580,860

Security	Shares	Value

Alternative Energy (continued)
REX American Resources Corp.(a)(b)	8,560	$653,385
Sunnova Energy International, Inc.(a)	20,457	219,913
TerraForm Power, Inc., Class A	109,886	2,002,672
Vivint Solar, Inc.(a)(b)	66,077	432,144

		4,804,415

Aluminum — 0.1%
Century Aluminum Co.(a)	75,737	502,515
Kaiser Aluminum Corp.	24,443	2,419,124

		2,921,639

Asset Management & Custodian — 0.9%
Ares Management Corp., Class A(b)	102,519	2,748,534
Arlington Asset Investment Corp., Class A	57,878	317,750
Artisan Partners Asset Management, Inc., Class A	76,472	2,159,569
AssetMark Financial Holdings(a)(b)	21,004	547,154
B. Riley Financial, Inc.	31,682	748,329
BrightSphere Investment Group PLC(a)	107,278	1,063,125
Cohen & Steers, Inc.	34,848	1,914,201
Cowen, Inc., Class A(a)(b)	43,374	667,526
Diamond Hill Investment Group, Inc.	4,836	667,997
Federated Investors, Inc., Class B	146,019	4,732,476
Focus Financial Partners, Inc., Class A(a)	46,184	1,099,179
GAMCO Investors, Inc., Class A	7,838	153,233
Hamilton Lane, Inc., Class A	33,194	1,890,730
Oppenheimer Holdings, Inc., Class A	14,551	437,403
PJT Partners, Inc., Class A	34,439	1,401,667
Pzena Investment Management, Inc., Class A	26,782	238,896
Sculptor Capital Management, Inc.	25,738	501,376
Silvercrest Asset Management Group, Inc., Class A	11,724	144,205
Virtus Investment Partners, Inc.	10,214	1,129,362
Waddell & Reed Financial, Inc., Class A	110,593	1,899,988
Westwood Holdings Group, Inc.	12,334	341,282
WisdomTree Investments, Inc.	202,707	1,059,144

		25,863,126

Auto Parts — 0.9%
Adient PLC(b)	131,887	3,028,125
American Axle & Manufacturing Holdings, Inc.(a)(b)	168,289	1,383,336
Dana, Inc.	217,672	3,143,184
Dorman Products, Inc.(a)(b)	40,590	3,228,529
Fox Factory Holding Corp.(a)	56,550	3,519,672
Gentherm, Inc.(a)	49,607	2,038,104
Meritor, Inc.(a)(b)	119,698	2,214,413
Standard Motor Products, Inc.	31,760	1,541,948
Stoneridge, Inc.(a)	39,424	1,220,961
Tenneco, Inc., Class A	77,276	967,495

1

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Parts (continued)
Visteon Corp.(a)	42,004	$3,467,010

		25,752,777

Auto Services — 0.1%
Cooper Tire & Rubber Co.	75,573	1,973,967

Back Office Support, HR & Consulting — 1.9%
ASGN, Inc.(a)(b)	77,156	4,850,026
Barrett Business Services, Inc.	10,727	952,772
BG Staffing, Inc.	14,823	283,268
CBIZ, Inc.(a)(b)	77,746	1,827,031
Conduent, Inc.(a)	259,916	1,616,678
CRA International, Inc.	11,395	478,248
DHI Group, Inc.(a)	77,342	297,767
Exela Technologies, Inc.(a)(b)	64,951	76,642
ExlService Holdings, Inc.(a)	50,593	3,387,707
Forrester Research, Inc.	16,141	518,772
FTI Consulting, Inc.(a)(b)	56,123	5,948,477
GP Strategies Corp.(a)	19,286	247,632
Hackett Group, Inc.	36,653	603,308
Heidrick & Struggles International, Inc.	28,575	780,097
Huron Consulting Group, Inc.(a)	33,775	2,071,758
ICF International, Inc.	27,248	2,301,639
Insperity, Inc.	58,304	5,749,940
Kelly Services, Inc., Class A	49,757	1,205,115
Kforce, Inc.	32,543	1,231,264
Korn Ferry	84,979	3,283,589
Liquidity Services, Inc.(a)	41,198	304,865
MAXIMUS, Inc.	95,905	7,409,620
Navigant Consulting, Inc.	57,389	1,604,023
NV5 Global, Inc.(a)	15,505	1,058,526
PRGX Global, Inc.(a)	28,873	148,696
Resources Connection, Inc.	46,006	781,642
StarTek, Inc.(a)(b)	24,267	157,007
Sykes Enterprises, Inc.(a)(b)	58,046	1,778,529
Target Hospitality Corp.(a)	49,812	339,220
TriNet Group, Inc.(a)	67,235	4,181,345
TrueBlue, Inc.(a)	60,896	1,284,906
TTEC Holdings, Inc.	21,812	1,044,359

		57,804,468

Banks: Diversified — 9.5%
1st Constitution Bancorp	10,419	195,356
1st Source Corp.	22,870	1,045,845
ACNB Corp.	10,415	357,234
Allegiance Bancshares, Inc.(a)(b)	30,004	962,828
Amalgamated Bank, Class A	20,944	335,523
Ambac Financial Group, Inc.(a)(b)	70,149	1,371,413
Amerant Bancorp, Inc.(a)(b)	29,472	618,028
American National Bankshares, Inc.	16,092	570,783
Ameris Bancorp	92,323	3,715,078
Ames National Corp.	13,465	385,234
Arrow Financial Corp.	19,274	643,559
Atlantic Capital Bancshares, Inc.(a)(b)	33,950	588,693
Atlantic Union Bankshares Corp.	123,432	4,597,225

Security	Shares	Value

Banks: Diversified (continued)
BancFirst Corp.	28,481	$1,578,417
Banco Latinoamericano de Comercio Exterior SA	46,072	918,676
Bancorp, Inc.(a)	76,578	758,122
BancorpSouth Bank	146,696	4,343,669
Bank National First Corp.(b)	8,792	581,855
Bank of Commerce Holdings	25,875	281,779
Bank of Marin Bancorp	20,242	839,841
Bank of NT Butterfield & Son Ltd.	83,049	2,461,572
Bank of Princeton	8,484	246,545
Bank7 Corp.	4,958	93,210
Bankwell Financial Group, Inc.	10,050	276,375
Banner Corp.	48,360	2,716,381
Bar Harbor Bankshares	22,682	565,462
Baycom Corp.(a)(b)	15,619	354,707
BCB Bancorp, Inc.	20,825	267,393
Boston Private Financial Holdings, Inc.	92,484	1,077,901
Bridge Bancorp, Inc.	25,126	742,725
Bridgewater Bancshares, Inc.(a)	36,905	440,646
Bryn Mawr Bank Corp.	30,112	1,099,389
Business First Bancshares, Inc.	18,879	460,648
Byline Bancorp, Inc.(a)	37,600	672,288
C&F Financial Corp.	4,443	233,968
Cadence BanCorp	189,433	3,322,655
Cambridge Bancorp	6,538	490,415
Camden National Corp.	23,243	1,006,887
Capital Bancorp, Inc.(a)(b)	11,875	161,737
Capital City Bank Group, Inc.	20,362	558,937
Capitol Federal Financial, Inc.	205,848	2,836,585
Capstar Financial Holdings, Inc.	23,851	395,450
Carolina Financial Corp.(b)	32,130	1,141,900
Carter Bank & Trust(a)	35,373	668,196
Cathay General Bancorp	117,747	4,089,942
CBTX, Inc.	27,528	767,481
CenterState Bank Corp.	191,011	4,581,399
Central Pacific Financial Corp.	35,589	1,010,728
Central Valley Community Bancorp	17,633	358,832
Century Bancorp, Inc., Class A	4,510	395,076
Chemung Financial Corp.	5,412	227,304
Citizens & Northern Corp.	17,756	466,628
City Holding Co.	24,547	1,871,709
Civista Bancshares, Inc.	24,771	538,274
CNB Financial Corp.	21,668	621,872
Coastal Financial Corp.(a)	11,510	173,916
Codorus Valley Bancorp, Inc.	13,845	322,035
Colony Bankcorp, Inc.	11,090	170,231
Columbia Banking System, Inc.	105,777	3,903,171
Columbia Financial, Inc.(a)(b)	80,855	1,276,700
Community Bank System, Inc.	77,558	4,784,553
Community Bankers Trust Corp.	32,260	277,436
Community Financial Corp.	7,391	247,377
Community Trust Bancorp, Inc.	23,444	998,246
ConnectOne Bancorp, Inc.	51,980	1,153,956
CrossFirst Bankshares, Inc.(a)	10,127	144,867

2

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Customers Bancorp, Inc.(a)	43,022	$892,276
CVB Financial Corp.	205,076	4,279,936
DNB Financial Corp.	5,291	235,502
Eagle Bancorp, Inc.	50,716	2,262,948
Enterprise Bancorp, Inc.	13,102	392,798
Enterprise Financial Services Corp.	37,951	1,546,503
Equity Bancshares, Inc., Class A(a)(b)	22,847	612,528
Esquire Financial Holdings, Inc.(a)	9,516	235,997
Evans Bancorp, Inc.	6,698	250,505
Farmers & Merchants Bancorp, Inc./Archbold	15,291	396,954
Farmers National Banc Corp.	38,478	557,161
FB Financial Corp.	26,690	1,002,209
Fidelity D&D Bancorp, Inc.(b)	4,115	256,159
Financial Institutions, Inc.	23,458	707,962
First Bancorp, Inc.	15,096	414,989
First BanCorp, Puerto Rico	324,190	3,235,416
First Bancorp/Southern Pines NC	44,654	1,603,079
First Bancshares, Inc.	25,880	835,924
First Bank/Hamilton	24,797	268,552
First Busey Corp.	79,685	2,014,437
First Business Financial Services, Inc.	12,687	305,503
First Choice Bancorp	15,213	324,341
First Commonwealth Financial Corp.	146,135	1,940,673
First Community Bancshares, Inc.	23,226	751,826
First Financial Bancorp	139,878	3,423,514
First Financial Bankshares, Inc.	197,148	6,570,943
First Financial Corp.	20,771	902,915
First Foundation, Inc.	61,364	937,335
First Guaranty Bancshares, Inc.	6,870	152,102
First Internet Bancorp	15,484	331,512
First Interstate Bancsystem, Inc., Class A	57,123	2,298,630
First Merchants Corp.	83,195	3,131,044
First Mid Bancshares, Inc.	22,989	795,879
First Midwest Bancorp, Inc.	161,719	3,150,286
First Northwest Bancorp	12,619	218,561
First of Long Island Corp.	37,806	860,086
Flagstar Bancorp, Inc.	43,624	1,629,356
FNCB Bancorp, Inc.	25,542	199,483
Franklin Financial Network, Inc.(b)	20,250	611,752
Franklin Financial Services Corp.	6,418	228,160
FS Bancorp, Inc.	5,969	313,372
Fulton Financial Corp.	249,057	4,029,742
FVCBankcorp, Inc.(a)	18,304	321,418
German American Bancorp, Inc.	38,621	1,237,803
Glacier Bancorp, Inc.	129,916	5,256,401
Great Western Bancorp, Inc.	80,467	2,655,411
Guaranty Bancshares, Inc.	12,444	380,662
Hancock Whitney Corp.	137,176	5,253,140
Hanmi Financial Corp.	35,695	670,352
HarborOne Bancorp, Inc.(a)(b)	42,242	425,166
Hawthorn Bancshares, Inc.	8,643	205,963
Heartland Financial USA, Inc.	53,611	2,398,556

Security	Shares	Value

Banks: Diversified (continued)
Heritage Commerce Corp.	68,436	$804,465
Home BancShares, Inc.	236,894	4,452,423
Hope Bancorp, Inc.	182,868	2,622,327
Horizon Bancorp	61,045	1,059,741
Howard Bancorp, Inc.(a)	19,237	321,066
Iberiabank Corp.	79,427	5,999,916
Independent Bank Corp.	82,853	4,445,616
Independent Bank Group, Inc.	53,698	2,825,052
International Bancshares Corp.	84,362	3,258,060
Investar Holding Corp.	14,017	333,605
Lakeland Bancorp, Inc.	73,432	1,133,056
Lakeland Financial Corp.	37,831	1,663,807
LCNB Corp.	18,979	336,687
Level One Bancorp, Inc.	7,370	177,764
Live Oak Bancshares, Inc.(b)	38,562	697,972
Luther Burbank Corp.	29,797	337,600
Macatawa Bank Corp.	38,833	403,475
Mackinac Financial Corp.	13,917	215,157
MainStreet Bancshares, Inc.(a)	10,774	226,793
Mercantile Bank Corp.	24,180	793,104
Merchants Bancorp	13,014	215,252
Metropolitan Bank Holding Corp.(a)	10,601	416,937
Mid Penn Bancorp, Inc.	10,385	266,168
Midland States Bancorp, Inc.	34,106	888,461
MVB Financial Corp.	14,207	282,009
National Bank Holdings Corp., Class A	45,195	1,545,217
National Bankshares, Inc.	9,562	382,958
NBT Bancorp, Inc.	63,747	2,332,503
Nicolet Bankshares, Inc.(a)(b)	12,894	858,354
Northeast Bank(a)	11,287	250,233
Northrim BanCorp, Inc.	10,158	402,968
Norwood Financial Corp.	8,756	276,777
Oak Valley Bancorp	9,932	166,560
OFG Bancorp	76,199	1,668,758
Ohio Valley Banc Corp.	5,918	215,948
Old Line Bancshares, Inc.	23,989	695,921
Old National Bancorp	262,066	4,508,846
Old Second Bancorp, Inc.	50,279	614,409
OP Bancorp	17,898	175,042
Opus Bank	33,753	734,803
Origin Bancorp, Inc.	29,233	986,321
Orrstown Financial Services, Inc.	16,902	370,154
Pacific Mercantile Bancorp(a)	29,041	218,098
Pacific Premier Bancorp, Inc.	89,181	2,781,555
Park National Corp.	20,674	1,960,102
Parke Bancorp, Inc.	13,632	302,903
PCB Bancorp	18,484	304,062
PCSB Financial Corp.	24,368	487,116
Peapack Gladstone Financial Corp.	28,315	793,669
Penns Woods Bancorp, Inc.	6,963	322,039
People’s Utah Bancorp	25,061	708,976
Peoples Bancorp of North Carolina, Inc.	6,529	193,977
Peoples Bancorp, Inc.	27,238	866,441
Peoples Financial Services Corp.	10,251	464,268

3

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Pioneer Bancorp, Inc.(a)	15,956	$199,290
Preferred Bank	21,329	1,117,213
Premier Financial Bancorp, Inc.	19,734	338,833
Provident Financial Services, Inc.	94,316	2,313,571
QCR Holdings, Inc.	23,046	875,287
RBB Bancorp	25,984	511,625
Red River Bancshares, Inc.(a)	1,039	45,061
Reliant Bancorp Inc.	15,452	370,539
Renasant Corp.	87,517	3,063,970
Republic Bancorp, Inc., Class A	15,178	659,484
Republic First Bancorp, Inc.(a)(b)	65,209	273,878
S&T Bancorp, Inc.	50,415	1,841,660
Sandy Spring Bancorp, Inc.	53,404	1,800,249
SB One Bancorp	12,221	275,706
Seacoast Banking Corp. of Florida(a)	76,679	1,940,745
Select Bancorp, Inc.(a)	24,476	283,922
ServisFirst Bancshares, Inc.	72,050	2,388,457
Shore Bancshares, Inc.	19,052	293,591
Sierra Bancorp	21,193	562,886
Simmons First National Corp., Class A	137,363	3,420,339
SmartFinancial, Inc.(a)	19,175	399,415
South Plains Financial, Inc.	5,091	82,983
South State Corp.	51,054	3,844,366
Southern First Bancshares, Inc.(a)	11,947	476,088
Southern National Bancorp of Virginia, Inc.	29,609	455,683
Southside Bancshares, Inc.	48,733	1,662,283
Spirit of Texas Bancshares, Inc.(a)(b)	17,858	384,840
Stock Yards Bancorp, Inc.	31,124	1,141,940
Summit Financial Group, Inc.	17,962	459,827
Tompkins Financial Corp.	22,365	1,814,472
TowneBank	101,551	2,823,626
Trico Bancshares	41,590	1,509,717
TriState Capital Holdings, Inc.(a)(b)	36,470	767,329
Triumph Bancorp, Inc.(a)	36,831	1,174,541
TrustCo Bank Corp. NY	143,381	1,168,555
Trustmark Corp.	97,575	3,328,283
UMB Financial Corp.	67,539	4,361,669
Union Bankshares, Inc.	5,590	176,420
United Bankshares, Inc.	149,493	5,661,300
United Community Banks, Inc.	82,241	2,331,532
United Community Financial Corp.	76,807	827,979
United Security Bancshares	20,106	211,515
Unity Bancorp, Inc.	11,904	263,674
Univest Financial Corp.	44,605	1,137,874
Valley National Bancorp	497,379	5,406,510
Veritex Holdings, Inc.	78,089	1,894,830
Washington Trust Bancorp, Inc.	24,103	1,164,416
WesBanco, Inc.	80,247	2,998,830
West BanCorp., Inc.	24,103	523,999

Security	Shares	Value

Banks: Diversified (continued)
Westamerica BanCorp	39,725	$2,470,100

		282,542,978

Banks: Savings, Thrift & Mortgage Lending — 1.6%
Axos Financial, Inc.(a)	87,623	2,422,776
Banc of California, Inc.	69,050	976,367
BankFinancial Corp.	21,105	251,150
Berkshire Hills Bancorp, Inc.	70,569	2,066,966
Brookline Bancorp, Inc.	105,892	1,559,789
Dime Community Bancshares, Inc.	48,068	1,029,136
Entegra Financial Corp.(a)(b)	9,890	297,096
ESSA Bancorp, Inc.	13,639	223,952
First Capital, Inc.	4,933	285,275
First Defiance Financial Corp.	29,820	863,736
First Financial Northwest, Inc.	11,426	168,876
Flushing Financial Corp.	40,987	828,142
Great Southern Bancorp, Inc.	17,000	968,150
Greene County Bancorp, Inc.	4,527	124,040
Heritage Financial Corp.	55,415	1,493,988
Hingham Institution for Savings	2,112	399,168
Home Bancorp, Inc.	11,603	452,401
HomeStreet, Inc.(a)	30,285	827,386
Investors Bancorp, Inc.	351,415	3,992,074
Kearny Financial Corp.	127,063	1,656,902
Ladder Capital Corp.	158,703	2,740,801
LegacyTexas Financial Group, Inc.	72,694	3,164,370
Malvern Bancorp, Inc.(a)(b)	10,774	235,196
Meridian Bancorp, Inc.	72,540	1,360,125
MutualFirst Financial, Inc.	8,980	283,050
Northfield Bancorp, Inc.	66,297	1,064,730
Northwest Bancshares, Inc.	143,840	2,357,538
OceanFirst Financial Corp.	77,462	1,828,103
Ocwen Financial Corp.(a)(b)	204,304	384,092
Oritani Financial Corp.	60,245	1,066,035
Ponce de Leon Federal Bank(a)	12,273	172,558
Provident Bancorp, Inc.(a)(b)	6,251	150,212
Provident Financial Holdings, Inc.	8,745	181,459
Prudential Bancorp, Inc.	12,290	209,053
Richmond Mutual BanCorp., Inc.(a)	20,035	280,290
Riverview Bancorp, Inc.	31,751	234,322
Southern Missouri Bancorp, Inc.	11,887	433,043
Sterling Bancorp, Inc.	27,375	267,180
Territorial Bancorp, Inc.	12,609	360,365
Timberland Bancorp, Inc.	10,774	296,285
United Financial Bancorp, Inc.	78,364	1,068,101
Washington Federal, Inc.	120,850	4,470,242
Waterstone Financial, Inc.	38,974	669,573
Western New England Bancorp, Inc.	34,615	329,881
WSFS Financial Corp.	79,747	3,516,843

		48,010,817

Beverage: Brewers & Distillers — 0.2%
Boston Beer Co., Inc., Class A(a)(b)	12,563	4,573,937
Craft Brew Alliance, Inc.(a)(b)	17,369	142,252

4

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverage: Brewers & Distillers (continued)
Primo Water Corp.(a)	53,259	$654,021

		5,370,210

Beverage: Soft Drinks — 0.1%
Celsius Holdings, Inc.(a)	40,695	141,415
Coca-Cola Consolidated, Inc.(b)	7,067	2,147,449
Farmer Bros Co.(a)(b)	15,806	204,688
National Beverage Corp.(b)	17,933	795,508
New Age Beverages Corp.(a)(b)	109,634	302,590

		3,591,650

Biotechnology — 6.3%
Acceleron Pharma, Inc.(a)(b)	68,109	2,690,987
Acer Therapeutics, Inc.(a)(b)	12,789	40,797
Acorda Therapeutics, Inc.(a)(b)	67,973	195,083
ADMA Biologics, Inc.(a)	75,870	337,622
Aduro Biotech, Inc.(a)(b)	95,516	101,247
Adverum Biotechnologies, Inc.(a)(b)	81,116	442,082
Aeglea BioTherapeutics, Inc.(a)	39,362	302,694
Affimed NV(a)(b)	91,059	267,713
Agenus, Inc.(a)(b)	158,728	409,518
AgeX Therapeutics, Inc.(a)(b)	31,755	62,240
Aimmune Therapeutics, Inc.(a)(b)	67,661	1,416,821
Akcea Therapeutics, Inc.(a)(b)	18,869	290,394
Akebia Therapeutics, Inc.(a)	179,380	703,170
Akero Therapeutics, Inc.(a)	7,286	165,757
Albireo Pharma, Inc.(a)(b)	15,585	311,700
Alder Biopharmaceuticals, Inc.(a)	110,006	2,074,713
Aldeyra Therapeutics, Inc.(a)(b)	33,673	177,457
Alector, Inc.(a)(b)	46,174	665,829
Allakos, Inc.(a)(b)	29,383	2,310,385
Allogene Therapeutics, Inc.(a)(b)	58,823	1,603,221
AMAG Pharmaceuticals, Inc.(a)(b)	51,241	591,834
Amicus Therapeutics, Inc.(a)	386,672	3,101,109
AnaptysBio, Inc.(a)(b)	37,079	1,297,394
Anavex Life Sciences Corp.(a)(b)	64,094	202,537
ANI Pharmaceuticals, Inc.(a)	13,938	1,015,801
Apellis Pharmaceuticals, Inc.(a)	72,940	1,757,125
Arcus Biosciences, Inc.(a)(b)	47,080	428,428
Ardelyx, Inc.(a)	71,037	333,874
Arena Pharmaceuticals, Inc.(a)(b)	75,414	3,451,699
ArQule, Inc.(a)	169,369	1,214,376
Arvinas Holding Co. LLC(a)(b)	26,767	576,829
Assembly Biosciences, Inc.(a)(b)	34,001	334,230
Atara Biotherapeutics, Inc.(a)(b)	78,348	1,106,274
Athenex, Inc.(a)	103,166	1,255,014
Athersys, Inc.(a)(b)	193,428	257,259
Atreca, Inc., Class A(a)	9,924	121,470
Audentes Therapeutics, Inc.(a)	67,053	1,883,519
Avid Bioservices, Inc.(a)(b)	85,330	452,249
Avrobio, Inc.(a)(b)	31,356	442,747
Axcella Health, Inc.(a)	1,299	7,352
Beyondspring, Inc.(a)	16,220	293,582
BioCryst Pharmaceuticals, Inc.(a)	167,477	479,822

Security	Shares	Value

Biotechnology (continued)
BioDelivery Sciences International, Inc.(a)(b)	122,869	$517,279
Biohaven Pharmaceutical Holding Co. Ltd.(a)	58,990	2,461,063
BioTelemetry, Inc.(a)(b)	49,748	2,026,236
Bioxcel Therapeutics, Inc.(a)	9,001	63,367
Blueprint Medicines Corp.(a)(b)	73,655	5,411,433
Bridgebio Pharma, Inc.(a)	34,447	739,577
Calithera Biosciences, Inc.(a)(b)	70,848	218,920
Calyxt, Inc.(a)	13,922	78,520
CASI Pharmaceuticals, Inc.(a)(b)	74,900	250,166
Castle Biosciences, Inc.(a)	5,633	101,901
Catalyst Pharmaceuticals, Inc.(a)(b)	146,329	777,007
CEL-SCI Corp.(a)(b)	40,013	357,716
Celcuity, Inc.(a)	8,565	145,434
Cellular Biomedicine Group, Inc.(a)	18,066	268,461
Checkpoint Therapeutics, Inc.(a)	34,417	85,698
ChemoCentryx, Inc.(a)(b)	61,834	419,235
Chiasma, Inc.(a)	51,911	256,959
Clovis Oncology, Inc.(a)(b)	74,137	291,358
Codexis, Inc.(a)(b)	80,757	1,107,582
Coherus Biosciences, Inc.(a)	93,372	1,891,717
Collegium Pharmaceutical, Inc.(a)(b)	48,613	558,077
Constellation Pharmaceuticals, Inc.(a)	22,972	148,399
Contra GTX, Inc.(a)(b)	944	1,935
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	89,828	437,462
Cortexyme, Inc.(a)(b)	4,314	107,548
Crinetics Pharmaceuticals, Inc.(a)	16,753	251,965
Cue Biopharma, Inc.(a)	30,876	260,285
Cyclerion Therapeutics, Inc.(a)(b)	35,776	433,605
Cymabay Therapeutics, Inc.(a)	104,712	536,125
Cytokinetics, Inc.(a)	83,465	949,832
CytomX Therapeutics, Inc.(a)(b)	68,663	506,733
CytoSorbents Corp.(a)	45,712	229,931
Deciphera Pharmaceuticals, Inc.(a)	28,924	981,681
Denali Therapeutics, Inc.(a)(b)	73,139	1,120,489
Dermira, Inc.(a)(b)	70,836	452,642
Dova Pharmaceuticals, Inc.(a)(b)	12,851	359,185
Dynavax Technologies Corp.(a)(b)	126,364	451,751
Editas Medicine, Inc.(a)(b)	74,924	1,703,772
Eidos Therapeutics, Inc.(a)(b)	16,891	607,569
Eiger Biopharmaceuticals, Inc.(a)	35,440	363,260
Emergent Biosolutions, Inc.(a)(b)	68,914	3,602,824
Enochian Biosciences, Inc.(a)(b)	4,117	22,644
Enzo Biochem, Inc.(a)(b)	65,184	234,662
Epizyme, Inc.(a)	117,294	1,209,888
Evelo Biosciences, Inc.(a)(b)	20,162	122,988
Evofem Biosciences, Inc.(a)(b)	21,125	106,470
EyePoint Pharmaceuticals, Inc.(a)	92,423	167,286
Fate Therapeutics, Inc.(a)(b)	78,965	1,226,326
FibroGen, Inc.(a)(b)	117,064	4,329,027
Five Prime Therapeutics, Inc.(a)	50,910	197,276
Forty Seven, Inc.(a)(b)	33,374	214,261

5

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fulcrum Therapeutics, Inc.(a)(b)	6,921	$45,955
G1 Therapeutics, Inc.(a)(b)	51,013	1,162,076
GenMark Diagnostics, Inc.(a)(b)	82,245	498,405
Genomic Health, Inc.(a)	40,643	2,756,408
Geron Corp.(a)(b)	260,495	346,458
Global Blood Therapeutics, Inc.(a)	87,372	4,239,289
GlycoMimetics, Inc.(a)(b)	51,030	219,939
Gossamer Bio, Inc.(a)	65,357	1,097,344
Gritstone Oncology, Inc.(a)	37,815	326,533
Halozyme Therapeutics, Inc.(a)	219,750	3,408,323
Harpoon Therapeutics, Inc.(a)	8,855	120,959
Heron Therapeutics, Inc.(a)(b)	111,655	2,065,618
Homology Medicines, Inc.(a)	37,051	670,623
Hookipa Pharma, Inc.(a)(b)	2,052	15,390
ImmunoGen, Inc.(a)(b)	220,358	533,266
Immunomedics, Inc.(a)(b)	263,997	3,500,600
Inovio Pharmaceuticals, Inc.(a)(b)	138,775	284,489
Insmed, Inc.(a)	134,217	2,367,588
Intellia Therapeutics, Inc.(a)(b)	55,285	738,055
Intercept Pharmaceuticals, Inc.(a)(b)	37,822	2,509,868
Intrexon Corp.(a)(b)	109,029	623,646
Invitae Corp.(a)(b)	130,502	2,514,774
Iovance Biotherapeutics, Inc.(a)(b)	172,782	3,144,632
Jounce Therapeutics, Inc.(a)	23,416	77,975
Kadmon Holdings, Inc.(a)	197,689	498,176
Kala Pharmaceuticals, Inc.(a)	32,605	124,062
Kaleido Biosciences, Inc.(a)	7,531	56,708
KalVista Pharmaceuticals, Inc.(a)(b)	17,701	205,332
Karuna Therapeutics, Inc.(a)	6,981	113,930
Karyopharm Therapeutics, Inc.(a)(b)	87,936	845,944
Kezar Life Sciences, Inc.(a)	23,224	76,175
Kindred Biosciences, Inc.(a)(b)	55,611	380,935
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	21,069	179,297
Kodiak Sciences, Inc.(a)(b)	35,807	514,905
Krystal Biotech, Inc.(a)	16,017	556,190
Kura Oncology, Inc.(a)(b)	52,175	791,495
Lexicon Pharmaceuticals, Inc.(a)(b)	60,297	181,494
Ligand Pharmaceuticals, Inc.(a)(b)	27,970	2,784,134
Lineage Cell Therapeutics, Inc.(a)(b)	162,712	159,458
LogicBio Therapeutics, Inc.(a)	11,714	126,628
MacroGenics, Inc.(a)	72,681	927,410
Madrigal Pharmaceuticals, Inc.(a)(b)	11,924	1,028,087
Magenta Therapeutics, Inc.(a)(b)	29,530	302,978
MannKind Corp.(a)(b)	284,218	355,273
Marinus Pharmaceuticals, Inc.(a)(b)	74,919	115,375
Marker Therapeutics, Inc.(a)(b)	40,458	206,740
MediciNova, Inc.(a)(b)	62,297	495,573
MeiraGTx Holdings PLC(a)(b)	23,810	379,770
Menlo Therapeutics, Inc.(a)	23,125	103,600
Mersana Therapeutics, Inc.(a)(b)	53,620	84,720
Millendo Therapeutics, Inc.(a)	14,021	99,689
Minerva Neurosciences, Inc.(a)	44,404	344,131
Mirati Therapeutics, Inc.(a)	41,031	3,196,725

Security	Shares	Value

Biotechnology (continued)
Molecular Templates, Inc.(a)	25,419	$167,511
Momenta Pharmaceuticals, Inc.(a)(b)	148,861	1,929,239
Morphic Holding, Inc.(a)(b)	7,537	136,495
Mustang Bio, Inc.(a)	41,563	135,495
Myriad Genetics, Inc.(a)(b)	105,810	3,029,340
Natera, Inc.(a)(b)	84,238	2,763,006
Neon Therapeutics, Inc.(a)	21,282	36,605
NextCure, Inc.(a)	4,317	133,179
NGM Biopharmaceuticals, Inc.(a)(b)	10,040	139,054
Novavax, Inc.(a)(b)	35,038	175,891
Odonate Therapeutics, Inc.(a)(b)	17,845	464,505
Omeros Corp.(a)(b)	70,295	1,147,917
Oncocyte Corp.(a)	32,093	67,395
OPKO Health, Inc.(a)(b)	518,029	1,082,681
Pacific Biosciences of California, Inc.(a)(b)	214,579	1,107,228
Palatin Technologies, Inc.(a)	306,818	278,836
PDL BioPharma, Inc.(a)	176,257	380,715
Personalis, Inc.(a)	13,578	199,257
Pfenex, Inc.(a)	45,168	381,218
PhaseBio Pharmaceuticals, Inc.(a)	20,486	85,427
Pieris Pharmaceuticals, Inc.(a)(b)	70,119	239,106
Precision BioSciences, Inc.(a)	13,682	114,792
Prevail Therapeutics, Inc.(a)	11,310	138,887
Principia Biopharma, Inc.(a)	20,361	574,995
Progenics Pharmaceuticals, Inc.(a)	129,105	652,626
Protagonist Therapeutics, Inc.(a)(b)	22,908	275,125
Prothena Corp. PLC(a)	60,967	477,981
PTC Therapeutics, Inc.(a)(b)	86,494	2,925,227
Pulse Biosciences, Inc.(a)(b)	16,790	259,238
Puma Biotechnology, Inc.(a)	46,625	501,918
Ra Pharmaceuticals, Inc.(a)(b)	52,452	1,240,490
RadNet, Inc.(a)	63,544	912,492
Recro Pharma, Inc.(a)	29,036	321,719
REGENXBIO, Inc.(a)(b)	50,355	1,792,638
Repligen Corp.(a)(b)	77,932	5,976,605
Replimune Group, Inc.(a)(b)	17,204	239,136
resTORbio, Inc.(a)	22,328	197,380
Retrophin, Inc.(a)(b)	63,494	735,895
Rhythm Pharmaceuticals, Inc.(a)(b)	34,870	752,843
Rigel Pharmaceuticals, Inc.(a)	254,447	475,816
Rocket Pharmaceuticals, Inc.(a)(b)	44,747	521,303
Rockwell Medical, Inc.(a)	84,381	232,892
RTI Surgical Holdings, Inc.(a)	84,809	241,706
Rubius Therapeutics, Inc.(a)(b)	53,075	416,639
Sangamo Therapeutics, Inc.(a)(b)	173,587	1,570,962
Savara, Inc.(a)(b)	46,044	122,017
Scholar Rock Holding Corp.(a)	23,148	207,175
Seres Therapeutics, Inc.(a)	54,186	217,286
Solid Biosciences, Inc.(a)(b)	29,220	302,135
Sorrento Therapeutics, Inc.(a)(b)	177,346	379,520
Spark Therapeutics, Inc.(a)	51,786	5,022,206
Spero Therapeutics, Inc.(a)	15,297	162,148
Stemline Therapeutics, Inc.(a)(b)	68,220	710,170

6

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	13,957	$299,936
Strongbridge Biopharma PLC(a)	54,034	129,141
Sutro Biopharma, Inc.(a)(b)	16,245	147,667
Syneos Health, Inc.(a)	94,188	5,011,743
Synlogic, Inc.(a)(b)	23,429	53,652
Synthorx, Inc.(a)	14,335	233,230
Syros Pharmaceuticals, Inc.(a)(b)	52,611	546,102
TCR2 Therapeutics, Inc.(a)(b)	17,804	267,594
Tocagen, Inc.(a)(b)	31,275	20,717
Translate Bio, Inc.(a)	44,810	444,067
Tricida, Inc.(a)	33,337	1,029,113
Turning Point Therapeutics, Inc.(a)(b)	10,093	379,497
Twist Bioscience Corp.(a)(b)	32,484	775,718
Tyme Technologies, Inc.(a)(b)	98,792	117,562
UNITY Biotechnology, Inc.(a)	40,280	245,708
UroGen Pharma Ltd.(a)	28,444	677,821
Vanda Pharmaceuticals, Inc.(a)	79,404	1,054,485
VBI Vaccines, Inc.(a)	125,278	59,031
Veracyte, Inc.(a)(b)	71,204	1,708,896
Vericel Corp.(a)(b)	66,609	1,008,460
Verrica Pharmaceuticals, Inc.(a)(b)	19,248	284,100
Viking Therapeutics, Inc.(a)(b)	98,754	679,428
X4 Pharmaceuticals, Inc.(a)	17,875	227,191
XBiotech, Inc.(a)(b)	25,247	264,084
Xencor, Inc.(a)	71,459	2,410,312
w Pharmaceuticals, Inc.(a)(b)	40,501	398,125
Y-mAbs Therapeutics, Inc.(a)	30,906	805,410
ZIOPHARM Oncology, Inc.(a)(b)	242,550	1,038,114

		186,111,594

Building Materials — 1.2%
Armstrong Flooring, Inc.(a)	25,819	164,984
BlueLinx Holdings, Inc.(a)(b)	13,479	435,776
Builders FirstSource, Inc.(a)	171,778	3,534,332
Caesarstone Ltd.	33,953	563,959
Continental Building Products, Inc.(a)	52,363	1,428,986
Cornerstone Building Brands, Inc.(a)(b)	69,328	419,434
Gibraltar Industries, Inc.(a)	48,672	2,235,992
Griffon Corp.	55,448	1,162,745
Louisiana-Pacific Corp.	187,613	4,611,528
Masonite International Corp.(a)(b)	37,904	2,198,432
Patrick Industries, Inc.(a)	33,730	1,446,342
PGT Innovations, Inc.(a)(b)	85,854	1,482,699
Quanex Building Products Corp.	49,267	890,747
Simpson Manufacturing Co., Inc.	67,444	4,678,590
Summit Materials, Inc., Class A(a)	169,213	3,756,529
Trex Co., Inc.(a)	88,402	8,038,394

		37,049,469

Building: Climate Control — 0.2%
AAON, Inc.	61,738	2,836,244

Security	Shares	Value

Building: Climate Control (continued)
Comfort Systems USA, Inc.	54,746	$2,421,415

		5,257,659

Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc.(a)	102,137	3,424,654
Forterra, Inc.(a)(b)	27,570	199,331
Foundation Building Materials, Inc.(a)	22,370	346,511
JELD-WEN Holding, Inc.(a)(b)	101,759	1,962,931

		5,933,427

Cable Television Services — 0.1%
Liberty Latin America Ltd., Class A(a)	72,537	1,238,207
Liberty Latin America Ltd., Class C(a)(b)	168,985	2,888,799
WideOpenWest, Inc.(a)	39,377	242,562

		4,369,568

Casinos & Gambling — 0.5%
Boyd Gaming Corp.	121,130	2,901,064
Century Casinos, Inc.(a)(b)	40,692	314,549
Eldorado Resorts, Inc.(a)(b)	98,927	3,944,219
Inspired Entertainment, Inc.(a)	13,208	94,966
Monarch Casino & Resort, Inc.(a)	16,995	708,522
Penn National Gaming, Inc.(a)(b)	165,092	3,074,838
Scientific Games Corp., Class A(a)	83,932	1,708,016
Twin River Worldwide Holdings, Inc.	29,710	678,279

		13,424,453

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)	16,588	65,854
US Concrete, Inc.(a)(b)	23,913	1,321,911

		1,387,765

Chemicals: Diversified — 0.7%
AdvanSix, Inc.(a)(b)	42,616	1,096,083
American Vanguard Corp.	41,634	653,654
CSW Industrials, Inc.	22,351	1,542,890
GCP Applied Technologies, Inc.(a)	81,276	1,564,563
Hawkins, Inc.	14,559	618,757
Ingevity Corp.(a)	63,392	5,378,177
Innophos Holdings, Inc.	29,994	973,605
Landec Corp.(a)(b)	36,494	396,690
LSB Industries, Inc.(a)	32,481	168,252
Marrone Bio Innovations, Inc.(a)	74,453	104,979
OMNOVA Solutions, Inc.(a)(b)	66,725	671,921
PolyOne Corp.	116,042	3,788,771
Rayonier Advanced Materials, Inc.	74,401	322,156
Sensient Technologies Corp.	64,204	4,407,605

		21,688,103

Chemicals: Specialty — 0.8%
A. Schulman, Inc.(c)	28,192	12,207
Advanced Emissions Solutions, Inc.	24,330	361,057
Amyris, Inc.(a)(b)	55,620	264,751
Balchem Corp.	48,659	4,826,486

7

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals: Specialty (continued)
FutureFuel Corp.	39,911	$476,537
Innospec, Inc.	37,015	3,299,517
Kraton Corp.(a)	47,535	1,534,905
Livent Corp.(a)(b)	221,518	1,481,955
Orion Engineered Carbons SA	90,829	1,517,753
Park Aerospace Corp.	27,906	490,029
PQ Group Holdings, Inc.(a)(b)	61,674	983,084
Quaker Chemical Corp.	19,811	3,132,912
Stepan Co.	31,126	3,021,090
Tronox Holdings PLC, Class A(a)	137,513	1,141,358
Valhi, Inc.	42,640	81,016

		22,624,657

Coal — 0.2%
Arch Coal, Inc., Class A	24,633	1,827,769
CONSOL Energy, Inc.(a)(b)	41,675	651,380
Contura Energy, Inc.(a)(b)	28,968	809,945
Hallador Energy Co.	30,352	109,874
Peabody Energy Corp.	103,577	1,524,654
Ramaco Resources, Inc.(a)	10,891	40,678
Warrior Met Coal, Inc.	78,162	1,525,722

		6,490,022

Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	25,943	676,334

Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	13,697	1,118,497
Medallion Financial Corp.(a)(b)	30,807	197,165
Meta Financial Group, Inc.	53,175	1,734,037
MMA Capital Holdings, Inc.(a)	7,516	225,480
On Deck Capital, Inc.(a)(b)	99,260	333,514
PennyMac Financial Services, Inc.(a)(f)	3,162	96,062
RE/MAX Holdings, Inc., Class A	26,557	854,073
Walker & Dunlop, Inc.	41,966	2,347,158

		6,905,986

Commercial Services & Supplies — 0.1%
Collectors Universe, Inc.	11,959	340,592
Information Services Group, Inc.(a)(b)	48,139	119,625
National Research Corp., Class A	17,997	1,039,327

		1,499,544

Commercial Services: Rental & Leasing — 0.9%
Aircastle Ltd.	79,581	1,785,002
CAI International, Inc.(a)(b)	24,246	527,835
GATX Corp.	53,770	4,168,788
GMS, Inc.(a)	48,382	1,389,531
H&E Equipment Services, Inc.	48,074	1,387,416
Herc Holdings, Inc.(a)	36,169	1,682,220
Marlin Business Services Corp.	13,296	334,926
McGrath RentCorp	36,467	2,537,738
Mobile Mini, Inc.	67,096	2,473,159
NOW, Inc.(a)	162,559	1,864,552

Security	Shares	Value

Commercial Services: Rental & Leasing (continued)
Rush Enterprises, Inc., Class B	6,194	$247,326
SiteOne Landscape Supply, Inc.(a)(b)	61,673	4,565,035
Triton International Ltd.	83,357	2,820,801
Willis Lease Finance Corp.(a)	4,412	244,337
Willscot Corp.(a)(b)	78,527	1,223,451

		27,252,117

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)	22,464	427,602
Commercial Vehicle Group, Inc.(a)(b)	45,833	330,456
Cooper-Standard Holdings, Inc.(a)	25,155	1,028,336
Miller Industries, Inc.	16,636	553,979
Modine Manufacturing Co.(a)	74,913	851,761
Motorcar Parts of America, Inc.(a)(b)	28,111	475,076
Navistar International Corp.(a)(b)	74,942	2,106,619
REV Group, Inc.	40,934	467,876
Rush Enterprises, Inc., Class A	42,500	1,639,650
Spartan Motors, Inc.	51,986	713,248
Wabash National Corp.	81,494	1,182,478

		9,777,081

Communications Technology — 1.1%
ADTRAN, Inc.	72,538	822,944
Anixter International, Inc.(a)	46,023	3,181,110
Anterix, Inc.(a)(b)	16,235	587,707
Avaya Holdings Corp.(a)(b)	166,974	1,708,144
Bandwidth, Inc., Class A(a)	24,134	1,571,365
Bel Fuse, Inc., Class B	14,458	217,304
Calix, Inc.(a)	69,314	442,916
Casa Systems, Inc.(a)(b)	47,733	374,943
Comtech Telecommunications Corp.	35,739	1,161,517
DASAN Zhone Solutions, Inc.(a)(b)	9,008	82,513
Digi International, Inc.(a)	41,448	564,522
Extreme Networks, Inc.(a)(b)	178,050	1,295,314
GSI Technology, Inc.(a)	22,810	199,816
Harmonic, Inc.(a)(b)	131,240	863,559
Infinera Corp.(a)	264,549	1,441,792
Inseego Corp.(a)(b)	67,338	323,222
Intelsat SA(a)(b)	100,997	2,302,732
InterDigital, Inc.	47,241	2,478,735
KVH Industries, Inc.(a)	24,212	257,858
Loral Space & Communications, Inc.(a)	19,409	803,533
Lumentum Holdings, Inc.(a)	115,212	6,170,755
Maxar Technologies, Inc.(a)(b)	75,999	577,592
NeoPhotonics Corp.(a)	57,082	347,629
NETGEAR, Inc.(a)(b)	46,409	1,495,298
Ooma, Inc.(a)	28,968	301,267
Pareteum Corp.(a)(b)	163,104	210,404
Plantronics, Inc.	50,376	1,880,032
Ribbon Communications, Inc.(a)(b)	89,697	523,830
TeleNav, Inc.(a)(b)	47,873	228,833

		32,417,186

Computer Services Software & Systems — 5.9%
A10 Networks, Inc.(a)(b)	90,131	625,509

8

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
ACI Worldwide, Inc.(a)(b)	173,939	$5,448,639
Alarm.com Holdings, Inc.(a)(b)	55,496	2,588,333
Altair Engineering, Inc., Class A(a)(b)	58,898	2,039,049
American Software, Inc., Class A	43,581	654,587
Appfolio, Inc., Class A(a)(b)	23,373	2,223,707
Appian Corp.(a)(b)	46,956	2,230,410
Avid Technology, Inc.(a)(b)	43,250	267,718
Benefitfocus, Inc.(a)	44,652	1,063,164
Blackbaud, Inc.	73,753	6,662,846
Blackline, Inc.(a)(b)	64,490	3,083,267
Blucora, Inc.(a)(b)	72,473	1,568,316
Bottomline Technologies DE, Inc.(a)	64,823	2,550,785
Box, Inc., Class A(a)(b)	216,249	3,581,083
Brightcove, Inc.(a)(b)	57,365	601,185
Carbon Black, Inc.(a)	86,294	2,242,781
Cargurus, Inc.(a)	112,179	3,471,940
Cision Ltd.(a)(b)	139,624	1,073,709
Cloudera, Inc.(a)(b)	355,499	3,149,721
CommVault Systems, Inc.(a)	61,369	2,743,808
ComScore, Inc.(a)	73,104	139,629
Cornerstone OnDemand, Inc.(a)(b)	86,370	4,734,803
CSG Systems International, Inc.	49,741	2,570,615
Digimarc Corp.(a)(b)	17,449	682,081
Digital Turbine, Inc.(a)(b)	117,811	759,292
Domo, Inc., Class B(a)	26,267	419,747
Ebix, Inc.	35,406	1,490,593
Endurance International Group Holdings, Inc.(a)	108,200	405,750
Envestnet, Inc.(a)	72,285	4,098,559
ePlus, Inc.(a)	20,151	1,533,290
Eventbrite, Inc., Class A(a)	55,699	986,429
Everbridge, Inc.(a)(b)	50,011	3,086,179
EverQuote, Inc., Class A(a)(b)	12,831	273,814
Evolent Health, Inc., Class A(a)(b)	110,261	792,777
ForeScout Technologies, Inc.(a)(b)	61,946	2,348,992
Groupon, Inc.(a)(b)	688,451	1,831,280
GTY Technology Holdings, Inc.(a)	59,865	375,354
Ideanomics, Inc.(a)(b)	76,370	114,937
Inovalon Holdings, Inc., Class A(a)	107,396	1,760,220
Intelligent Systems Corp.(a)(b)	10,379	431,144
Leaf Group Ltd.(a)(b)	24,192	101,606
Limelight Networks, Inc.(a)(b)	168,249	509,794
LivePerson, Inc.(a)	92,450	3,300,465
LiveRamp Holdings, Inc.(a)	101,040	4,340,678
Majesco(a)(b)	11,110	93,768
ManTech International Corp., Class A	40,788	2,912,671
Meet Group, Inc.(a)	110,011	360,286
Mercury Systems, Inc.(a)(b)	81,799	6,639,625
MicroStrategy, Inc., Class A(a)(b)	12,557	1,863,082
Mitek Systems, Inc.(a)	36,057	347,950
Monotype Imaging Holdings, Inc.	61,640	1,221,088
Netscout Systems, Inc.(a)(b)	109,911	2,534,548
NIC, Inc.	100,473	2,074,767
OneSpan, Inc.(a)(b)	49,637	719,737

Security	Shares	Value

Computer Services Software & Systems (continued)
PAR Technology Corp.(a)(b)	17,512	$416,260
Parsons Corp.(a)(b)	29,059	958,366
PDF Solutions, Inc.(a)	42,204	551,606
Perficient, Inc.(a)(b)	49,256	1,900,296
Perspecta, Inc.	213,472	5,575,889
Phunware, Inc.(a)	46,302	66,675
Presidio, Inc.	70,303	1,188,121
Progress Software Corp.	67,451	2,567,185
PROS Holdings, Inc.(a)(b)	49,583	2,955,147
Q2 Holdings, Inc.(a)(b)	65,135	5,137,197
QAD, Inc., Class A	16,705	771,437
Rapid7, Inc.(a)	73,508	3,336,528
Rimini Street, Inc.(a)	29,448	128,982
SailPoint Technologies Holding, Inc.(a)(b)	129,152	2,413,851
Science Applications International Corp.	89,643	7,830,316
SecureWorks Corp., Class A(a)	12,206	157,824
SharpSpring, Inc.(a)(b)	12,792	124,082
ShotSpotter, Inc.(a)	12,177	280,436
Shutterstock, Inc.(a)	29,113	1,051,562
Simulations Plus, Inc.(b)	18,180	630,846
SPS Commerce, Inc.(a)	52,845	2,487,414
SVMK, Inc.(a)	128,153	2,191,416
Synchronoss Technologies, Inc.(a)	58,230	314,442
TechTarget, Inc.(a)	34,500	777,113
Telaria, Inc.(a)	65,744	454,291
Tenable Holdings, Inc.(a)	56,459	1,263,552
TiVo Corp.	184,511	1,405,051
Travelzoo(a)	7,629	81,554
Tucows, Inc., Class A(a)	14,387	779,200
Unisys Corp.(a)	77,534	576,078
Upland Software, Inc.(a)(b)	34,159	1,190,783
Upwork, Inc.(a)(b)	83,609	1,112,418
Varonis Systems, Inc.(a)(b)	44,761	2,675,813
Verint Systems, Inc.(a)	98,497	4,213,702
Verra Mobility Corp.(a)	175,701	2,521,309
VirnetX Holding Corp.(a)(b)	92,248	498,139
Virtusa Corp.(a)	43,914	1,581,782
Workiva, Inc.(a)(b)	55,421	2,429,102
Yelp, Inc.(a)	104,902	3,645,345
Yext, Inc.(a)(b)	140,337	2,229,955
Zix Corp.(a)(b)	81,291	588,547
Zuora, Inc., Class A(a)	130,174	1,959,119

		176,744,838

Computer Technology — 0.4%
3D Systems Corp.(a)(b)	173,277	1,412,208
AstroNova, Inc.	10,458	169,106
Diebold Nixdorf, Inc.(a)	115,950	1,298,640
Immersion Corp.(a)(b)	47,013	359,649
Impinj, Inc.(a)	22,072	680,480
Insight Enterprises, Inc.(a)(b)	53,593	2,984,594
PC Connection, Inc.	17,129	666,318
Safeguard Scientifics, Inc.(a)	16,406	186,044

9

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Technology (continued)
Stratasys Ltd.(a)	76,972	$1,639,888
Synaptics, Inc.(a)(b)	50,820	2,030,259

		11,427,186

Construction — 0.5%
Aegion Corp.(a)	45,630	975,569
Construction Partners, Inc., Class A(a)	17,942	279,536
EMCOR Group, Inc.	84,108	7,243,381
Granite Construction, Inc.	70,434	2,263,045
Great Lakes Dredge & Dock Corp.(a)	90,911	950,020
Primoris Services Corp.	66,229	1,298,751
Sterling Construction Co., Inc.(a)	38,982	512,613
Tutor Perini Corp.(a)	60,134	861,720

		14,384,635

Consumer Electronics — 0.1%
Fitbit, Inc., Series A(a)	336,947	1,283,768
Sonos, Inc.(a)(b)	106,374	1,426,475
Universal Electronics, Inc.(a)	20,213	1,028,842
ZAGG, Inc.(a)(b)	41,404	259,603

		3,998,688

Consumer Lending — 0.5%
Curo Group Holdings Corp.(a)(b)	26,324	349,583
Elevate Credit, Inc.(a)	36,127	152,095
Encore Capital Group, Inc.(a)	46,543	1,551,045
Enova International, Inc.(a)	49,604	1,029,283
Ezcorp, Inc., Class A(a)	76,844	496,028
FirstCash, Inc.	64,156	5,881,181
Marcus & Millichap, Inc.(a)	34,470	1,223,340
Nelnet, Inc., Class A	27,124	1,725,086
PRA Group, Inc.(a)(b)	68,114	2,301,572
Regional Management Corp.(a)	14,161	398,774
World Acceptance Corp.(a)	9,411	1,199,997

		16,307,984

Consumer Services: Miscellaneous — 0.3%
Cars.com, Inc.(a)	102,586	921,222
Chuy’s Holdings, Inc.(a)	25,369	628,136
Core-Mark Holding Co., Inc.	68,410	2,196,987
Sotheby’s(a)	47,712	2,718,630
Waitr Holdings, Inc.(a)(b)	78,322	100,644
WW International, Inc.(a)(b)	71,446	2,702,088

		9,267,707

Containers & Packaging — 0.1%
Greif, Inc., Class A	38,798	1,470,056
Greif, Inc., Class B	9,179	418,195
Myers Industries, Inc.	53,220	939,333
UFP Technologies, Inc.(a)	10,793	416,610
Veritiv Corp.(a)(b)	19,536	353,211

		3,597,405

Cosmetics — 0.1%
elf Beauty, Inc.(a)(b)	39,883	698,351

Security	Shares	Value

Cosmetics (continued)
Inter Parfums, Inc.	26,758	$1,872,257
Revlon, Inc., Class A(a)(b)	10,960	257,451

		2,828,059

Diversified Financial Services — 0.7%
Altisource Portfolio Solutions SA(a)(b)	8,655	175,004
Associated Capital Group, Inc., Class A	3,113	110,792
Cannae Holdings, Inc.(a)(b)	102,474	2,814,961
Greenhill & Co., Inc.	24,743	324,628
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	95,373	2,780,123
Houlihan Lokey, Inc.	63,077	2,844,773
MBIA, Inc.(a)	123,406	1,139,038
MidWestOne Financial Group, Inc.	17,939	547,498
Moelis & Co., Class A	71,698	2,355,279
Piper Jaffray Cos.	21,082	1,591,269
Stifel Financial Corp.(b)	102,950	5,907,271
Tiptree, Inc.	40,194	292,612

		20,883,248

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.	71,124	3,665,731
Federal Signal Corp.	89,995	2,946,436
Harsco Corp.(a)(b)	120,294	2,280,774
Luxfer Holdings PLC	38,993	607,511
Lydall, Inc.(a)(b)	25,651	638,966
OSI Systems, Inc.(a)	24,967	2,535,649
Raven Industries, Inc.	54,132	1,811,257
Standex International Corp.	18,848	1,374,773
TriMas Corp.(a)(b)	68,566	2,101,548

		17,962,645

Diversified Materials & Processing — 0.5%
Belden, Inc.(b)	58,568	3,124,017
Cabot Microelectronics Corp.	43,750	6,177,938
Encore Wire Corp.	30,582	1,721,155
Energous Corp.(a)(b)	41,531	137,675
Insteel Industries, Inc.	27,838	571,514
Koppers Holdings, Inc.(a)	28,515	832,923
NL Industries, Inc.(a)	9,941	37,378
Synalloy Corp.	12,192	194,463
Tredegar Corp.	39,464	770,337
Uranium Energy Corp.(a)(b)	266,127	259,447

		13,826,847

Diversified Media — 0.0%
EW Scripps Co., Class A	83,183	1,104,670
Hemisphere Media Group, Inc.(a)	25,247	308,519

		1,413,189

Diversified Retail — 0.4%
Big Lots, Inc.	58,921	1,443,565
BJ’s Wholesale Club Holdings, Inc.(a)(b)	168,081	4,348,255
Dillard’s, Inc., Class A(b)	15,646	1,034,357

10

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Retail (continued)
Duluth Holdings, Inc., Class B(a)(b)	16,032	$135,951
Gaia, Inc.(a)(b)	14,970	97,829
Hudson Ltd., Class A(a)	60,025	736,507
JC Penney Co., Inc.(a)(b)	482,989	429,329
Overstock.com, Inc.(a)(b)	41,020	434,402
PriceSmart, Inc.(b)	33,971	2,415,338
Stitch Fix, Inc., Class A(a)(b)	63,307	1,218,660
Winmark Corp.	3,837	676,808
Youngevity International, Inc.(a)(b)	12,324	55,088

		13,026,089

Drug & Grocery Store Chains — 0.1%
Diplomat Pharmacy, Inc.(a)	87,454	428,525
Ingles Markets, Inc., Class A	21,365	830,244
PetMed Express, Inc.(b)	29,338	528,671
Rite Aid Corp.(a)(b)	82,959	576,565
Village Super Market, Inc., Class A	13,373	353,716
Weis Markets, Inc.	14,467	551,771

		3,269,492

Education Services — 0.7%
Adtalem Global Education, Inc.(a)	85,236	3,246,639
American Public Education, Inc.(a)(b)	23,830	532,362
Career Education Corp.(a)	103,973	1,652,131
Chegg, Inc.(a)	174,667	5,231,277
Franklin Covey Co.(a)	14,819	518,665
HealthStream, Inc.(a)	39,484	1,022,241
Houghton Mifflin Harcourt Co.(a)(b)	158,595	845,311
K12, Inc.(a)	58,137	1,534,817
Laureate Education, Inc., Class A(a)(b)	159,069	2,636,569
Rosetta Stone, Inc.(a)	31,325	545,055
Strategic Education, Inc.	32,116	4,363,922

		22,128,989

Electronic Components — 0.8%
Acacia Research Corp.(a)	15,133	40,557
American Superconductor Corp.(a)(b)	31,723	248,708
AVX Corp.	70,761	1,075,567
KEMET Corp.	85,417	1,552,881
Methode Electronics, Inc.	54,962	1,848,922
Novanta, Inc.(a)(b)	50,657	4,139,690
NVE Corp.	6,975	462,791
Rogers Corp.(a)	27,852	3,807,647
Sanmina Corp.(a)	102,530	3,292,238
ScanSource, Inc.(a)	39,385	1,203,212
Tech Data Corp.(a)(b)	54,803	5,712,665
TTM Technologies, Inc.(a)(b)	149,774	1,826,494

		25,211,372

Electronic Entertainment — 0.0%
Glu Mobile, Inc.(a)	176,751	881,987
PlayAGS, Inc.(a)	40,083	412,053

Security	Shares	Value

Electronic Entertainment (continued)
PolarityTE, Inc.(a)(b)	20,951	$67,672

		1,361,712

Electronics — 0.5%
Agilysys, Inc.(a)	31,438	805,127
Coda Octopus Group, Inc.(a)	6,915	56,772
Daktronics, Inc.	54,712	404,048
II-VI, Inc.(a)(b)	135,180	4,759,688
Integer Holdings Corp.(a)	49,087	3,709,014
iRobot Corp.(a)(b)	41,201	2,540,866
Iteris, Inc.(a)	60,313	346,498
nLight, Inc.(a)(b)	49,083	768,640

		13,390,653

Energy Equipment — 0.4%
Arcosa, Inc.	73,124	2,501,572
Bloom Energy Corp., Class A(a)(b)	83,281	270,663
Enphase Energy, Inc.(a)(b)	138,096	3,069,874
Matador Resources Co.(a)	167,942	2,776,081
SunPower Corp.(a)	94,720	1,039,079
Sunrun, Inc.(a)(b)	170,204	2,843,258
TPI Composites, Inc.(a)(b)	43,344	812,700

		13,313,227

Energy Equipment & Services — 0.0%
Geospace Technologies Corp.(a)	19,753	303,604

Engineering & Contracting Services — 1.0%
Argan, Inc.	22,348	878,053
Dycom Industries, Inc.(a)(b)	45,681	2,332,015
Exponent, Inc.	77,758	5,435,284
IES Holdings, Inc.(a)	12,322	253,710
KBR, Inc.	213,754	5,245,523
MasTec, Inc.(a)	90,355	5,866,750
Mistras Group, Inc.(a)	27,467	450,459
MYR Group, Inc.(a)(b)	24,374	762,662
Tetra Tech, Inc.	82,210	7,132,540
VSE Corp.	13,273	452,477
Willdan Group, Inc.(a)(b)	14,953	524,551

		29,334,024

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A	78,425	839,148
Empire Resorts, Inc.(a)(b)	5,132	49,421
Golden Entertainment, Inc.(a)	25,204	334,961
IMAX Corp.(a)(b)	79,813	1,751,895
LiveXLive Media, Inc.(a)	42,027	84,264
Reading International, Inc., Class A(a)(b)	25,513	305,136

		3,364,825

Environmental, Maintenance, & Security Service — 0.8%
ABM Industries, Inc.	100,236	3,640,571
BrightView Holdings, Inc.(a)(b)	46,991	805,896

11

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Environmental, Maintenance, & Security Service (continued)
Brink’s Co.(b)	75,173	$6,235,600
Charah Solutions, Inc.(a)(b)	12,674	26,869
Healthcare Services Group, Inc.	111,888	2,717,759
MSA Safety, Inc.	53,372	5,823,419
SP Plus Corp.(a)	34,854	1,289,598
UniFirst Corp.	22,780	4,444,834

		24,984,546

Fertilizers — 0.0%
Intrepid Potash, Inc.(a)(b)	142,345	465,468

Financial Data & Systems — 0.4%
Cardtronics PLC, Class A(a)(b)	56,144	1,697,795
Cass Information Systems, Inc.	21,638	1,168,236
Donnelley Financial Solutions, Inc.(a)	46,871	577,451
Everi Holdings, Inc.(a)	102,714	868,960
EVERTEC, Inc.	91,093	2,843,923
Evo Payments, Inc., Class A(a)(b)	53,466	1,503,464
Green Dot Corp., Class A(a)	72,715	1,836,054
I3 Verticals, Inc., Class A(a)	22,000	442,640
International Money Express, Inc.(a)(b)	19,337	265,690
LendingClub Corp.(a)(b)	100,399	1,313,219
Paysign, Inc.(a)(b)	45,381	458,348
Priority Technology Holdings, Inc.(a)	9,786	47,169
Value Line, Inc.	1,286	29,256

		13,052,205

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.(a)	13,345	133,317

Foods — 1.1%
B&G Foods, Inc.(b)	97,804	1,849,474
Bridgford Foods Corp.(a)	2,585	77,989
Chefs’ Warehouse, Inc.(a)	36,672	1,478,615
Dean Foods Co.	122,649	142,273
Freshpet, Inc.(a)	51,874	2,581,769
HF Foods Group, Inc.(a)	11,395	194,285
Hostess Brands, Inc.(a)	182,212	2,548,235
J&J Snack Foods Corp.	22,928	4,402,176
John B Sanfilippo & Son, Inc.	13,113	1,266,716
Lancaster Colony Corp.	28,626	3,968,995
Medifast, Inc.	17,054	1,767,306
Nature’s Sunshine Products, Inc.(a)	11,882	98,502
Performance Food Group Co.(a)	155,262	7,143,604
Seneca Foods Corp., Class A(a)	10,209	318,317
Simply Good Foods Co.(a)	106,977	3,101,263
SpartanNash Co.	54,431	643,919
Tootsie Roll Industries, Inc.	25,344	941,276
United Natural Foods, Inc.(a)(b)	77,514	892,961

		33,417,675

Forest Products — 0.2%
Boise Cascade Co.	58,297	1,899,899

Security	Shares	Value

Forest Products (continued)
Universal Forest Products, Inc.	89,615	$3,573,846

		5,473,745

Forms & Bulk Printing Services — 0.2%
Deluxe Corp.	64,682	3,179,767
Ennis, Inc.	38,446	776,994
InnerWorkings, Inc.(a)(b)	65,909	291,977
LSC Communications, Inc.	46,885	64,701
Quad/Graphics, Inc.	47,040	494,390
RR Donnelley & Sons Co.	105,772	398,761

		5,206,590

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	19,509	969,207

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	25,220	515,497
Hillenbrand, Inc.	93,373	2,883,358
Matthews International Corp., Class A	46,518	1,646,272

		5,045,127

Gas Pipeline — 0.1%
Altus Midstream Co., Class A(a)	75,216	212,861
NextDecade Corp.(a)	17,065	98,295
SemGroup Corp., Class A	119,753	1,956,764

		2,267,920

Glass — 0.1%
Apogee Enterprises, Inc.	39,291	1,531,956

Gold — 0.1%
Coeur Mining, Inc.(a)	332,461	1,599,137
Gold Resource Corp.(b)	87,429	266,659
Novagold Resources, Inc.(a)(b)	351,491	2,133,550

		3,999,346

Health Care Equipment & Supplies — 0.0%
Inogen, Inc.(a)(b)	27,430	1,314,171

Health Care Facilities — 0.6%
Apollo Medical Holdings, Inc.(a)(b)	41,509	731,389
Brookdale Senior Living, Inc.(a)(b)	278,290	2,109,438
Ensign Group, Inc.	76,223	3,615,257
Genesis Healthcare, Inc.(a)(b)	121,680	135,065
Hanger, Inc.(a)	55,017	1,121,246
Joint Corp.(a)	19,832	369,073
National Healthcare Corp.	18,702	1,530,759
Select Medical Holdings Corp.(a)	167,745	2,779,535
Tenet Healthcare Corp.(a)	154,901	3,426,410
U.S. Physical Therapy, Inc.	18,977	2,477,447

		18,295,619

Health Care Management Services — 0.1%
Computer Programs & Systems, Inc.	19,173	433,502
Magellan Health, Inc.(a)	32,300	2,005,830
Option Care Health, Inc.(a)(b)	186,927	598,166

12

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Management Services (continued)
Triple-S Management Corp., Class B(a)	34,469	$461,885

		3,499,383

Health Care Services — 2.3%
Accelerate Diagnostics, Inc.(a)(b)	41,379	768,408
Addus HomeCare Corp.(a)	15,760	1,249,453
Allscripts Healthcare Solutions, Inc.(a)	251,032	2,756,331
Amedisys, Inc.(a)	47,323	6,199,786
AMN Healthcare Services, Inc.(a)	69,552	4,003,413
Cara Therapeutics, Inc.(a)(b)	60,701	1,109,614
Care.com, Inc.(a)(b)	32,673	341,433
Catasys, Inc.(a)(b)	10,544	166,174
CorVel Corp.(a)(b)	13,580	1,028,006
Cross Country Healthcare, Inc.(a)	53,746	553,584
Flexion Therapeutics, Inc.(a)	51,193	701,600
Globus Medical, Inc., Class A(a)	114,881	5,872,717
Health Catalyst, Inc.(a)	11,993	379,459
HealthEquity, Inc.(a)	104,274	5,958,738
HMS Holdings Corp.(a)	130,953	4,513,295
LHC Group, Inc.(a)(b)	45,470	5,163,573
Livongo Health, Inc.(a)	22,110	385,598
NeoGenomics, Inc.(a)(b)	143,497	2,743,663
NextGen Healthcare, Inc.(a)	82,347	1,290,378
Omnicell, Inc.(a)(b)	62,446	4,512,972
OptimizeRx Corp.(a)	18,099	262,074
Phibro Animal Health Corp., Class A	31,086	663,064
Phreesia, Inc.(a)(b)	15,607	378,314
R1 RCM, Inc.(a)(b)	155,658	1,390,026
Ryman Hospitality Properties, Inc.	69,152	5,657,325
Surgery Partners, Inc.(a)	35,884	265,003
Tabula Rasa HealthCare, Inc.(a)(b)	29,314	1,610,511
Teladoc Health, Inc.(a)	107,604	7,286,943
Tivity Health, Inc.(a)	71,275	1,185,303

		68,396,758

Health Care: Miscellaneous — 0.2%
Medpace Holdings, Inc.(a)	41,678	3,502,619
Providence Service Corp.(a)(b)	17,696	1,052,204

		4,554,823

Home Building — 1.1%
Beazer Homes USA, Inc.(a)(b)	43,381	646,377
Century Communities, Inc.(a)(b)	39,164	1,199,593
Installed Building Products, Inc.(a)(b)	33,998	1,949,445
KB Home	129,432	4,400,688
Legacy Housing Corp.(a)(b)	7,178	116,284
LGI Homes, Inc.(a)	30,166	2,513,431
M/I Homes, Inc.(a)	40,089	1,509,351
MDC Holdings, Inc.	75,098	3,236,724
Meritage Homes Corp.(a)	54,511	3,834,849
Taylor Morrison Home Corp., Class A(a)	158,459	4,110,426
Tile Shop Holdings, Inc.	58,260	185,849
TopBuild Corp.(a)	51,062	4,923,909
TRI Pointe Group, Inc.(a)(b)	214,275	3,222,696

Security	Shares	Value

Home Building (continued)
William Lyon Homes, Class A(a)	48,044	$978,176

		32,827,798

Hotel/Motel — 0.1%
Marcus Corp.	33,662	1,245,831
Red Lion Hotels Corp.(a)(b)	35,420	229,521
Red Rock Resorts, Inc., Class A	105,213	2,136,350

		3,611,702

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	9,550	154,423
National Presto Industries, Inc.	7,687	684,835

		839,258

Household Equipment & Products — 0.6%
Central Garden & Pet Co.(a)	16,353	477,998
Central Garden & Pet Co., Class A(a)	62,836	1,742,128
Helen of Troy Ltd.(a)	37,824	5,963,332
Novocure Ltd.(a)(b)	130,757	9,778,009
Tupperware Brands Corp.	73,513	1,166,651

		19,128,118

Household Furnishings — 0.4%
American Woodmark Corp.(a)(b)	25,329	2,252,001
Bassett Furniture Industries, Inc.	14,302	218,821
Ethan Allen Interiors, Inc.	36,314	693,597
Flexsteel Industries, Inc.	11,157	165,347
Hooker Furniture Corp.	17,333	371,620
La-Z-Boy, Inc.	67,807	2,277,637
Lifetime Brands, Inc.	16,197	143,343
Lovesac Co.(a)(b)	13,206	246,556
Purple Innovation, Inc.(a)(b)	5,679	42,763
RH(a)	24,922	4,257,425
Select Interior Concepts, Inc., Class A(a)	31,269	405,559
Sleep Number Corp.(a)	43,322	1,790,065

		12,864,734

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	128,283	3,104,449
Citizens, Inc.(a)(b)	74,930	514,769
CNO Financial Group, Inc.	240,892	3,813,320
FBL Financial Group, Inc., Class A	15,684	933,355
FGL Holdings	223,535	1,783,809
GWG Holdings, Inc.(a)	1,764	17,605
Health Insurance Innovations, Inc., Class A(a)(b)	14,822	369,512
Independence Holding Co.	7,393	285,296
National Western Life Group, Inc., Class A	3,576	959,691
Third Point Reinsurance Ltd.(a)	113,469	1,133,555

13

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance: Life (continued)
Trupanion, Inc.(a)(b)	42,942	$1,091,586

		14,006,947

Insurance: Multi-Line — 0.4%
Crawford & Co., Class A	25,171	273,860
eHealth, Inc.(a)(b)	33,656	2,247,884
Goosehead Insurance, Inc., Class A	17,168	847,241
Horace Mann Educators Corp.	57,897	2,682,368
James River Group Holdings Ltd.	40,571	2,078,858
Mr Cooper Group, Inc.(a)(b)	115,896	1,230,816
PICO Holdings, Inc.(a)	14,026	141,522
ProSight Global, Inc.(a)	13,897	269,046
Watford Holdings Ltd.(a)	31,464	847,955

		10,619,550

Insurance: Property-Casualty — 2.2%
AMERISAFE, Inc.	28,534	1,886,383
Argo Group International Holdings Ltd.	50,431	3,542,273
Donegal Group, Inc., Class A	15,721	230,470
Employers Holdings, Inc.	34,017	1,482,461
Enstar Group Ltd.(a)	17,847	3,389,502
Essent Group Ltd.	145,344	6,928,548
FedNat Holding Co.	19,373	271,028
Genworth Financial, Inc., Class A(a)(b)	763,928	3,361,283
Global Indemnity Ltd.	12,837	320,540
Greenlight Capital Re Ltd., Class A(a)(b)	46,226	485,373
Hallmark Financial Services, Inc.(a)	20,333	388,970
HCI Group, Inc.	10,177	427,841
Heritage Insurance Holdings, Inc.	41,698	623,385
Hilltop Holdings, Inc.	108,772	2,598,563
Investors Title Co.	2,275	364,228
Kinsale Capital Group, Inc.	31,236	3,226,991
National General Holdings Corp.	103,388	2,379,992
NI Holdings, Inc.(a)	15,969	273,709
NMI Holdings, Inc., Class A(a)	99,152	2,603,732
Palomar Holdings, Inc.(a)	9,877	389,351
ProAssurance Corp.	75,946	3,058,345
Protective Insurance Corp., Class B	15,162	264,577
Radian Group, Inc.(b)	309,304	7,064,503
RLI Corp.	61,801	5,741,931
Safety Insurance Group, Inc.	22,620	2,292,085
Selective Insurance Group, Inc.	89,404	6,722,287
State Auto Financial Corp.	27,305	884,409
Stewart Information Services Corp.	32,704	1,268,588
United Fire Group, Inc.	32,772	1,539,629
United Insurance Holdings Corp.	32,883	460,033
Universal Insurance Holdings, Inc.	46,602	1,397,594

		65,868,604

International Trade & Diversified Logistic — 0.1%
CryoPort, Inc.(a)(b)	47,002	768,717
Radiant Logistics, Inc.(a)	57,593	297,756

Security	Shares	Value

International Trade & Diversified Logistic (continued)
Vectrus, Inc.(a)	16,855	$685,156

		1,751,629

Internet Software & Services — 0.1%
ChannelAdvisor Corp.(a)	40,154	374,637
eGain Corp.(a)	30,794	246,506
Gogo, Inc.(a)	83,387	502,824
Quotient Technology, Inc.(a)(b)	113,597	888,328
TrueCar, Inc.(a)(b)	157,279	534,749

		2,547,044

Leisure Time — 1.0%
Acushnet Holdings Corp.	55,041	1,453,082
American Outdoor Brands Corp.(a)(b)	81,086	474,353
Bluegreen Vacations Corp.	8,128	75,753
Callaway Golf Co.(b)	141,339	2,743,390
Churchill Downs, Inc.	52,840	6,523,362
Clarus Corp.	31,194	365,750
Drive Shack, Inc.(a)(b)	90,312	389,245
Escalade, Inc.	15,982	174,044
International Speedway Corp., Class A	35,628	1,603,616
Johnson Outdoors, Inc., Class A	7,364	431,236
Liberty TripAdvisor Holdings, Inc., Series A(a)	110,768	1,042,327
Lindblad Expeditions Holdings, Inc.(a)	34,917	585,209
Marriott Vacations Worldwide Corp.	64,519	6,684,814
OneSpaWorld Holdings Ltd.(a)	69,419	1,078,077
RCI Hospitality Holdings, Inc.	12,964	268,096
SeaWorld Entertainment, Inc.(a)	70,929	1,866,851
Sturm Ruger & Co., Inc.	25,258	1,054,774
Vista Outdoor, Inc.(a)	87,575	542,089
YETI Holdings, Inc.(a)(b)	46,562	1,303,736

		28,659,804

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)	34,259	703,337

Luxury Items — 0.1%
Movado Group, Inc.	23,742	590,226
Signet Jewelers Ltd.	78,047	1,308,068

		1,898,294

Machinery: Agricultural — 0.1%
Alamo Group, Inc.	14,635	1,722,832
Lindsay Corp.	16,166	1,501,013
Titan International, Inc.	74,416	200,923
Titan Machinery, Inc.(a)	28,699	411,544

		3,836,312

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	33,234	1,033,577
Douglas Dynamics, Inc.	34,021	1,516,316
Manitowoc Co., Inc.(a)	51,775	647,188
NACCO Industries, Inc., Class A	5,686	363,392

14

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Construction & Handling (continued)
Terex Corp.	94,966	$2,466,267

		6,026,740

Machinery: Engines — 0.0%
Briggs & Stratton Corp.	61,862	374,884

Machinery: Industrial — 1.5%
Actuant Corp., Class A	84,049	1,844,035
Altra Industrial Motion Corp.	96,675	2,677,414
Applied Industrial Technologies, Inc.	57,951	3,291,617
Chart Industries, Inc.(a)	54,182	3,378,789
Columbus McKinnon Corp.	34,587	1,260,004
DXP Enterprises, Inc.(a)(b)	24,675	856,716
EnPro Industries, Inc.	30,978	2,126,640
EVI Industries, Inc.	6,784	216,545
Gencor Industries, Inc.(a)	12,080	140,249
Graham Corp.	14,327	284,534
Hyster-Yale Materials Handling, Inc.	15,123	827,682
John Bean Technologies Corp.(b)	46,917	4,664,957
Kadant, Inc.	16,491	1,447,745
Kennametal, Inc.	123,566	3,798,419
Mayville Engineering Co., Inc.(a)	9,414	124,171
Milacron Holdings Corp.(a)	103,127	1,719,127
MTS Systems Corp.	26,881	1,485,175
Omega Flex, Inc.	4,300	439,675
Proto Labs, Inc.(a)	40,521	4,137,194
SPX Corp.(a)	65,973	2,639,580
SPX FLOW, Inc.(a)(b)	62,893	2,481,758
Tennant Co.	27,068	1,913,708
Twin Disc, Inc.(a)	14,509	153,650
Welbilt, Inc.(a)(b)	195,689	3,299,317

		45,208,701

Machinery: Specialty — 0.2%
Albany International Corp., Class A	46,132	4,159,261
Hurco Cos., Inc.	9,144	294,163

		4,453,424

Manufactured Housing — 0.2%
Cavco Industries, Inc.(a)(b)	12,950	2,487,565
Skyline Champion Corp.(a)	75,742	2,279,077

		4,766,642

Medical & Dental Instruments & Supplies — 2.0%
Alphatec Holdings, Inc.(a)(b)	57,756	289,935
American Renal Associates Holdings, Inc.(a)(b)	27,388	173,092
AngioDynamics, Inc.(a)	55,323	1,019,050
Anika Therapeutics, Inc.(a)	20,233	1,110,589
Antares Pharma, Inc.(a)(b)	244,787	818,812
Apyx Medical Corp.(a)	50,460	341,614
AtriCure, Inc.(a)(b)	56,423	1,407,190
Atrion Corp.	2,169	1,690,020
Avanos Medical, Inc.(a)	71,533	2,679,626
AxoGen, Inc.(a)(b)	51,592	643,868

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
BioLife Solutions, Inc.(a)	9,964	$165,651
Cardiovascular Systems, Inc.(a)	51,538	2,449,086
Cerus Corp.(a)(b)	206,018	1,062,023
Community Health Systems, Inc.(a)	130,465	469,674
CONMED Corp.(b)	41,278	3,968,880
CryoLife, Inc.(a)	56,006	1,520,563
Cutera, Inc.(a)	21,024	614,531
Intersect ENT, Inc.(a)(b)	46,468	790,421
Invacare Corp.	50,190	376,425
LeMaitre Vascular, Inc.	24,553	839,222
LivaNova PLC(a)	73,183	5,400,174
Meridian Bioscience, Inc.	64,046	607,797
Merit Medical Systems, Inc.(a)	80,684	2,457,635
NanoString Technologies, Inc.(a)(b)	50,469	1,089,626
Neogen Corp.(a)(b)	77,265	5,262,519
NuVasive, Inc.(a)	78,357	4,966,267
Ocular Therapeutix, Inc.(a)(b)	56,719	172,426
OraSure Technologies, Inc.(a)(b)	91,834	686,000
Organogenesis Holdings, Inc.(a)	15,729	103,339
Orthofix Medical, Inc.(a)	27,422	1,453,914
OrthoPediatrics Corp.(a)(b)	13,251	467,230
Owens & Minor, Inc.	93,153	541,219
Patterson Cos., Inc.	127,969	2,280,408
Quidel Corp.(a)(b)	53,547	3,285,108
SeaSpine Holdings Corp.(a)	23,681	289,145
Senseonics Holdings, Inc.(a)(b)	159,293	157,461
Sientra, Inc.(a)(b)	58,076	376,332
STAAR Surgical Co.(a)(b)	66,978	1,726,693
Surmodics, Inc.(a)	19,871	908,900
TransEnterix, Inc.(a)(b)	277,999	172,304
TransMedics Group, Inc.(a)	9,855	234,056
Utah Medical Products, Inc.	5,171	495,589
ViewRay, Inc.(a)(b)	105,495	305,935
Wright Medical Group NV (a)(b)	190,015	3,920,009

		59,790,358

Medical Equipment — 1.3%
Accuray, Inc.(a)	132,000	365,640
Avedro, Inc.(a)	11,710	265,817
BioSig Technologies, Inc.(a)	23,392	192,984
CareDx, Inc.(a)(b)	62,009	1,402,023
ConforMIS, Inc.(a)	96,553	179,589
Corindus Vascular Robotics, Inc.(a)(b)	139,625	597,595
ElectroCore, Inc.(a)(b)	17,217	37,705
Fluidigm Corp.(a)(b)	105,384	487,928
Glaukos Corp.(a)(b)	54,332	3,396,293
Haemonetics Corp.(a)	77,191	9,736,873
Inspire Medical Systems, Inc.(a)(b)	20,086	1,225,648
IntriCon Corp.(a)	12,252	238,179
iRadimed Corp.(a)	6,584	138,396
iRhythm Technologies, Inc.(a)(b)	37,308	2,764,896
Lantheus Holdings, Inc.(a)	57,575	1,443,117
Luminex Corp.	63,806	1,317,594
Misonix, Inc.(a)(b)	11,091	222,929

15

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical Equipment (continued)
Natus Medical, Inc.(a)(b)	51,084	$1,626,515
Neuronetics, Inc.(a)(b)	20,360	169,192
Nevro Corp.(a)(b)	45,024	3,870,713
Quanterix Corp.(a)(b)	19,788	434,544
Shockwave Medical, Inc.(a)(b)	10,081	301,724
SI-BONE, Inc.(a)	24,224	428,038
Silk Road Medical, Inc.(a)(b)	17,764	577,863
Soliton, Inc.(a)(b)	7,988	85,392
Tactile Systems Technology, Inc.(a)(b)	27,268	1,153,982
Tandem Diabetes Care, Inc.(a)(b)	84,345	4,974,668
Vapotherm, Inc.(a)(b)	22,010	208,435
Varex Imaging Corp.(a)	57,025	1,627,493
Zynex, Inc.(b)	23,480	223,295

		39,695,060

Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	54,880	1,770,978
Compx International, Inc.	2,464	35,309
DMC Global, Inc.(b)	21,133	929,429
Eastern Co.	8,070	200,297
Haynes International, Inc.	18,551	664,868
Lawson Products, Inc.(a)	6,505	251,939
LB Foster Co., Class A(a)	14,942	323,793
MRC Global, Inc.(a)	118,909	1,442,366
Mueller Industries, Inc.	83,572	2,396,845
Mueller Water Products, Inc., Series A	237,780	2,672,647
NN, Inc.	62,746	447,379
Northwest Pipe Co.(a)(b)	14,286	402,151
RBC Bearings, Inc.(a)(b)	36,633	6,077,781
Rexnord Corp.(a)	158,695	4,292,700
Worthington Industries, Inc.	58,333	2,102,905

		24,011,387

Metals & Minerals: Diversified — 0.6%
Cleveland-Cliffs, Inc.	404,203	2,918,346
Commercial Metals Co.	176,945	3,075,304
Compass Minerals International, Inc.	51,860	2,929,571
Energy Fuels, Inc.(a)(b)	132,354	255,443
Ferroglobe PLC(c)	42,394	1
Hecla Mining Co.(b)	729,496	1,283,913
Materion Corp.	30,778	1,888,538
Minerals Technologies, Inc.(b)	53,449	2,837,607
Oil-Dri Corp. of America	7,739	263,590
Ring Energy, Inc.(a)(b)	86,784	142,326
SunCoke Energy, Inc.(a)	113,301	639,018
U.S. Silica Holdings, Inc.	110,541	1,056,772
United States Lime & Minerals, Inc.	3,036	232,254

		17,522,683

Miscellaneous Consumer Staples — 0.0%
cbdMD, Inc.(a)(b)	14,089	55,792

Office Supplies & Equipment — 0.5%
ACCO Brands Corp.	145,312	1,434,229
Herman Miller, Inc.	88,813	4,093,391

Security	Shares	Value

Office Supplies & Equipment (continued)
HNI Corp.	65,133	$2,312,222
Kimball International, Inc., Class B	54,919	1,059,937
Knoll, Inc.	74,162	1,880,007
Pitney Bowes, Inc.	234,090	1,069,791
Steelcase, Inc., Class A	131,478	2,419,195

		14,268,772

Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.(a)	97,360	541,322
Noble Corp. PLC(a)(b)	375,650	477,075
Pacific Drilling SA(a)	44,926	175,661
SEACOR Marine Holdings, Inc.(a)(b)	28,977	364,241

		1,558,299

Oil Well Equipment & Services — 0.8%
C&J Energy Services, Inc.(a)	99,004	1,062,313
Cactus, Inc., Class A(a)	71,351	2,064,898
Covia Holdings Corp.(a)(b)	62,110	125,462
Dril-Quip, Inc.(a)(b)	54,876	2,753,678
Flotek Industries, Inc.(a)(b)	79,631	175,188
Forum Energy Technologies, Inc.(a)	123,556	191,512
Frank’s International NV (a)(b)	160,572	762,717
FTS International, Inc.(a)(b)	48,704	109,097
Helix Energy Solutions Group, Inc.(a)	216,866	1,747,940
Independence Contract Drilling, Inc.(a)(b)	65,413	78,496
Keane Group, Inc.(a)	79,247	480,237
KLX Energy Services Holdings, Inc.(a)	31,321	270,770
Liberty Oilfield Services, Inc., Class A	80,157	868,100
Mammoth Energy Services, Inc.	18,588	46,098
Matrix Service Co.(a)	39,973	685,137
McDermott International, Inc.(a)(b)	276,717	558,968
Nabors Industries Ltd.	537,305	1,004,760
National Energy Services Reunited Corp.(a)(b)	35,797	239,124
Natural Gas Services Group, Inc.(a)	18,775	240,508
NCS Multistage Holdings, Inc.(a)(b)	14,363	28,726
Newpark Resources, Inc.(a)(b)	134,162	1,022,315
Nine Energy Service, Inc.(a)(b)	23,730	146,414
Oceaneering International, Inc.(a)	149,974	2,032,148
Oil States International, Inc.(a)	90,706	1,206,390
Parker Drilling Co.(a)	13,920	263,366
ProPetro Holding Corp.(a)(b)	120,538	1,095,691
RigNet, Inc.(a)(b)	20,613	159,751
RPC, Inc.	87,307	489,792
SEACOR Holdings, Inc.(a)(b)	26,263	1,236,199
Seadrill Ltd.(a)(b)	87,528	183,809
Select Energy Services, Inc., Class A(a)	89,113	771,719
Smart Sand, Inc.(a)(b)	31,470	89,060
Solaris Oilfield Infrastructure, Inc., Class A	45,870	615,575
TETRA Technologies, Inc.(a)(b)	180,474	362,753

16

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil Well Equipment & Services (continued)
U.S Well Services, Inc.(a)	29,965	$65,623

		23,234,334

Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	197,824	1,972,305
Ardmore Shipping Corp.(a)	50,603	338,534
DHT Holdings, Inc.	134,095	824,684
Dorian LPG Ltd.(a)(b)	42,071	435,856
Exterran Corp.(a)	46,837	611,691
Plug Power, Inc.(a)(b)	348,779	917,289

		5,100,359

Oil: Crude Producers — 1.4%
Abraxas Petroleum Corp.(a)(b)	239,135	121,361
Amplify Energy Corp.	20,050	123,708
Berry Petroleum Corp.	96,027	898,813
Bonanza Creek Energy, Inc.(a)	28,471	637,466
Brigham Minerals, Inc., Class A	24,179	481,162
California Resources Corp.(a)(b)	73,753	752,281
Callon Petroleum Co.(a)(b)	346,572	1,504,122
Carrizo Oil & Gas, Inc.(a)(b)	134,832	1,157,533
Chaparral Energy, Inc., Class A(a)	46,381	62,151
CNX Resources Corp.(a)(b)	281,690	2,045,069
Comstock Resources, Inc.(a)(b)	22,489	175,189
CVR Energy, Inc.	44,853	1,974,878
Denbury Resources, Inc.(a)	698,112	830,753
Earthstone Energy, Inc., Class A(a)	32,802	106,607
Evolution Petroleum Corp.	40,577	236,970
Extraction Oil & Gas, Inc.(a)(b)	128,206	376,926
Falcon Minerals Corp.	57,961	333,276
Goodrich Petroleum Corp.(a)	11,977	127,316
Gulfport Energy Corp.(a)(b)	243,864	660,871
HighPoint Resources Corp.(a)(b)	165,694	263,453
Isramco, Inc.(a)	1,059	129,929
Jagged Peak Energy, Inc.(a)	98,180	712,787
Laredo Petroleum, Inc.(a)	273,471	659,065
Magnolia Oil & Gas Corp., Class A(a)(b)	153,413	1,702,884
Montage Resources Corp.(a)	31,941	120,737
Northern Oil and Gas, Inc.(a)	423,224	829,519
Oasis Petroleum, Inc.(a)	481,400	1,665,644
ONE Gas, Inc.	79,404	7,631,518
Overseas Shipholding Group, Inc., Class A(a)(b)	96,610	169,067
Panhandle Oil and Gas, Inc., Class A	23,154	323,693
PDC Energy, Inc.(a)(b)	94,613	2,625,511
Penn Virginia Corp.(a)	20,540	597,098
PrimeEnergy Resources Corp.(a)	776	89,240
QEP Resources, Inc.	360,648	1,334,398
Roan Resources, Inc.(a)(b)	53,263	65,513
Rosehill Resources, Inc.(a)	15,579	30,379
SandRidge Energy, Inc.(a)(b)	45,940	215,918
SilverBow Resources, Inc.(a)(b)	9,744	94,419
SM Energy Co.	170,381	1,650,992
Southwestern Energy Co.(a)	821,524	1,585,541

Security	Shares	Value

Oil: Crude Producers (continued)
SRC Energy, Inc.(a)(b)	365,618	$1,703,780
Talos Energy, Inc.(a)	30,336	616,731
Tellurian, Inc.(a)(b)	143,803	1,195,722
Unit Corp.(a)	80,214	271,123
W&T Offshore, Inc.(a)(b)	145,215	634,590
Whiting Petroleum Corp.(a)(b)	137,347	1,102,896

		40,628,599

Oil: Refining & Marketing — 0.4%
Clean Energy Fuels Corp.(a)	203,985	421,229
Delek US Holdings, Inc.	113,341	4,114,278
Par Pacific Holdings, Inc.(a)(b)	52,491	1,199,944
Renewable Energy Group, Inc.(a)	56,033	840,775
Trecora Resources(a)	31,866	287,432
World Fuel Services Corp.	97,381	3,889,397

		10,753,055

Paints & Coatings — 0.2%
Chase Corp.	11,027	1,206,243
Ferro Corp.(a)	123,676	1,466,797
HB Fuller Co.	77,382	3,602,906
Kronos Worldwide, Inc.	34,088	421,669

		6,697,615

Paper — 0.2%
Clearwater Paper Corp.(a)	23,942	505,655
Neenah, Inc.	25,110	1,635,163
PH Glatfelter Co.	65,214	1,003,644
Schweitzer-Mauduit International, Inc.	46,610	1,745,078
Verso Corp., Class A(a)(b)	53,073	657,044

		5,546,584

Personal Care — 0.3%
Edgewell Personal Care Co.(a)(b)	81,511	2,648,292
Lifevantage Corp.(a)	20,864	285,837
USANA Health Sciences, Inc.(a)(b)	19,431	1,328,886
WD-40 Co.	20,764	3,811,025

		8,074,040

Pharmaceuticals — 2.4%
Abeona Therapeutics, Inc.(a)(b)	48,057	108,609
ACADIA Pharmaceuticals, Inc.(a)(b)	158,751	5,713,448
AcelRx Pharmaceuticals, Inc.(a)(b)	118,774	261,303
Achillion Pharmaceuticals, Inc.(a)	207,863	748,307
Aclaris Therapeutics, Inc.(a)	46,762	50,503
Adamas Pharmaceuticals, Inc.(a)	33,709	172,422
Aerie Pharmaceuticals, Inc.(a)(b)	63,722	1,224,737
Akorn, Inc.(a)	141,560	537,928
Amneal Pharmaceuticals, Inc.(a)(b)	142,013	411,838
Amphastar Pharmaceuticals, Inc.(a)	55,773	1,105,979
Arrowhead Pharmaceuticals, Inc.(a)(b)	140,699	3,964,898
Assertio Therapeutics, Inc.(a)	96,285	123,245
Axonics Modulation Technologies, Inc.(a)(b)	23,575	634,639
Axsome Therapeutics, Inc.(a)(b)	37,178	752,483

17

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Biospecifics Technologies Corp.(a)(b)	9,292	$497,308
Cambrex Corp.(a)	50,834	3,024,623
Cerecor, Inc.(a)	32,033	105,389
Chimerix, Inc.(a)(b)	75,882	178,323
ChromaDex Corp.(a)	56,380	221,855
Concert Pharmaceuticals, Inc.(a)	32,119	188,860
Corcept Therapeutics, Inc.(a)	144,881	2,047,893
Corium International, Inc.(b)(c)	34,301	6,174
CorMedix, Inc.(a)(b)	35,679	227,632
Dicerna Pharmaceuticals, Inc.(a)(b)	78,528	1,127,662
Eagle Pharmaceuticals, Inc.(a)	13,925	787,737
Eloxx Pharmaceuticals, Inc.(a)(b)	34,290	154,991
Enanta Pharmaceuticals, Inc.(a)	25,992	1,561,599
Endo International PLC(a)	342,604	1,099,759
Esperion Therapeutics, Inc.(a)(b)	37,631	1,379,552
Evolus, Inc.(a)(b)	22,882	357,417
Galectin Therapeutics, Inc.(a)(b)	48,149	176,707
Heska Corp.(a)(b)	10,493	743,639
Innoviva, Inc.(a)	97,539	1,028,061
Intra-Cellular Therapies, Inc.(a)(b)	67,487	504,128
Ironwood Pharmaceuticals, Inc.(a)(b)	232,955	1,999,919
La Jolla Pharmaceutical Co.(a)	31,028	273,046
Lannett Co., Inc.(a)(b)	47,802	535,382
Liquidia Technologies, Inc.(a)	20,040	71,342
Mallinckrodt PLC(a)(b)	127,473	307,210
Medicines Co.(a)	113,830	5,691,500
MEI Pharma, Inc.(a)	101,748	170,937
MyoKardia, Inc.(a)(b)	67,129	3,500,777
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Optinose, Inc.(a)(b)	37,551	262,857
Osmotica Pharmaceuticals PLC(a)(b)	12,318	47,301
Pacira BioSciences, Inc.(a)(b)	61,289	2,333,272
Paratek Pharmaceuticals, Inc.(a)(b)	47,099	203,468
PetIQ, Inc.(a)(b)	28,669	781,517
Portola Pharmaceuticals, Inc.(a)(b)	112,694	3,022,453
Prestige Consumer Healthcare, Inc.(a)(b)	76,888	2,667,245
Radius Health, Inc.(a)	68,603	1,766,527
Reata Pharmaceuticals, Inc., Class A(a)(b)	30,322	2,434,553
Revance Therapeutics, Inc.(a)	66,243	861,159
SIGA Technologies, Inc.(a)(b)	83,591	427,986
Spectrum Pharmaceuticals, Inc.(a)(b)	169,648	1,407,230
Supernus Pharmaceuticals, Inc.(a)	74,824	2,056,163
Syndax Pharmaceuticals, Inc.(a)(b)	30,439	227,379
TG Therapeutics, Inc.(a)	119,861	673,019
TherapeuticsMD, Inc.(a)(b)	299,815	1,088,328
Theravance Biopharma, Inc.(a)(b)	67,244	1,309,913
Ultragenyx Pharmaceutical, Inc.(a)(b)	82,347	3,522,805
Voyager Therapeutics, Inc.(a)(b)	36,781	633,001
Zogenix, Inc.(a)	64,314	2,575,133

Security	Shares	Value

Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc.(a)(b)	31,482	$238,004

		72,319,074

Photography — 0.0%
GoPro, Inc., Class A(a)	186,054	964,690

Plastics — 0.1%
Trinseo SA	60,880	2,614,796

Power Transmission Equipment — 0.4%
Advanced Energy Industries, Inc.(a)(b)	57,502	3,301,190
Generac Holdings, Inc.(a)(b)	92,345	7,234,307
Powell Industries, Inc.	13,443	526,294
Vicor Corp.(a)(b)	27,097	799,903

		11,861,694

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A(a)	67,058	2,879,470
Cimpress NV(a)	32,663	4,306,290

		7,185,760

Producer Durables: Miscellaneous — 0.1%
Advanced Disposal Services, Inc.(a)	109,887	3,579,020
Park-Ohio Holdings Corp.	12,970	387,284

		3,966,304

Production Technology Equipment — 0.4%
Axcelis Technologies, Inc.(a)	48,880	835,359
Brooks Automation, Inc.	106,947	3,960,247
Cohu, Inc.	60,972	823,427
Ichor Holdings Ltd.(a)(b)	33,332	805,968
Nanometrics, Inc.(a)	35,351	1,153,150
Photronics, Inc.(a)	99,012	1,077,251
Rudolph Technologies, Inc.(a)	45,931	1,210,741
Ultra Clean Holdings, Inc.(a)	59,322	868,177
Veeco Instruments, Inc.(a)(b)	72,901	851,484
Xperi Corp.	74,243	1,535,345

		13,121,149

Publishing — 0.2%
Daily Journal Corp.(a)(b)	1,693	419,119
Eros International PLC(a)(b)	108,167	206,599
Lee Enterprises, Inc.(a)	79,941	163,080
Meredith Corp.	59,989	2,199,197
New Media Investment Group, Inc.	90,899	800,820
Scholastic Corp.	45,441	1,715,852
Tribune Publishing Co.	29,240	250,879

		5,755,546

Radio & TV Broadcasters — 0.5%
Central European Media Enterprises Ltd., Class A(a)(b)	133,652	600,766
Cumulus Media, Inc., Class A(a)(b)	21,356	310,516
Entercom Communications Corp., Class A	187,634	626,698

18

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Radio & TV Broadcasters (continued)
Entravision Communications Corp., Class A	90,691	$288,397
Gannett Co., Inc.	160,130	1,719,796
Gray Television, Inc.(a)(b)	137,593	2,245,518
Liberty Media Corp.-Liberty Braves, Class A(a)	14,633	407,237
Liberty Media Corp.-Liberty Braves, Class C(a)	54,623	1,515,788
MSG Networks, Inc., Class A(a)(b)	88,973	1,443,142
Saga Communications, Inc., Class A	5,672	168,742
TEGNA, Inc.	329,119	5,111,218

		14,437,818

Railroad Equipment — 0.0%
Greenbrier Cos., Inc.	48,215	1,452,236

Real Estate — 0.6%
Avalon GloboCare Corp.(a)	32,360	60,513
Consolidated-Tomoka Land Co.	7,130	467,728
Cushman & Wakefield PLC(a)(b)	154,372	2,860,513
eXp World Holdings, Inc.(a)(b)	23,812	199,545
Griffin Industrial Realty, Inc.	1,235	46,868
Kennedy-Wilson Holdings, Inc.	186,852	4,095,796
Newmark Group, Inc., Class A	216,738	1,963,646
Realogy Holdings Corp.	170,883	1,141,499
Redfin Corp.(a)(b)	132,660	2,233,994
Retail Value, Inc.	21,849	809,287
RMR Group, Inc., Class A	22,523	1,024,346
St. Joe Co.(a)	50,417	863,643
Stratus Properties, Inc.(a)	8,765	257,428
Tejon Ranch Co.(a)(b)	31,350	532,010

		16,556,816

Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust	126,040	3,602,223
AG Mortgage Investment Trust, Inc.	48,592	736,169
Agree Realty Corp.	61,400	4,491,410
Alexander & Baldwin, Inc.	103,217	2,529,849
Alexander’s, Inc.	3,196	1,113,518
American Assets Trust, Inc.(b)	72,654	3,395,848
American Finance Trust, Inc.	160,713	2,243,553
Anworth Mortgage Asset Corp.	147,748	487,568
Apollo Commercial Real Estate Finance, Inc.	242,851	4,655,454
Ares Commercial Real Estate Corp.	40,186	612,033
Armada Hoffler Properties, Inc.	77,760	1,406,678
ARMOUR Residential REIT, Inc.	89,429	1,497,936
Ashford Hospitality Trust, Inc.	136,620	452,212
Blackstone Mortgage Trust, Inc., Class A	194,912	6,987,595
Bluerock Residential Growth REIT, Inc.	33,801	397,838
Braemar Hotels & Resorts, Inc.	45,314	425,498
BRT Apartments Corp.	13,716	199,979
Capstead Mortgage Corp.	142,076	1,044,259
CareTrust REIT, Inc.	142,804	3,356,608

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Catchmark Timber Trust, Inc., Class A	73,208	$781,129
CBL & Associates Properties, Inc.	253,281	326,733
Cedar Realty Trust, Inc.	130,138	390,414
Chatham Lodging Trust	69,445	1,260,427
Cherry Hill Mortgage Investment Corp.	23,578	308,872
CIM Commercial Trust Corp.	2,006	31,093
City Office REIT, Inc.	57,884	832,951
Clipper Realty, Inc.	20,582	209,731
Colony Credit Real Estate, Inc.	123,330	1,783,352
Community Healthcare Trust, Inc.	26,882	1,197,593
CoreCivic, Inc.	179,580	3,103,142
CorEnergy Infrastructure Trust, Inc.	20,233	955,402
DiamondRock Hospitality Co.	306,698	3,143,655
Dynex Capital, Inc.	35,563	525,621
Easterly Government Properties, Inc.	117,007	2,492,249
EastGroup Properties, Inc.	55,442	6,931,359
Ellington Financial, Inc.	46,763	845,007
Essential Properties Realty Trust, Inc.	113,538	2,601,156
Exantas Capital Corp.	45,539	517,778
Farmland Partners, Inc.	40,968	273,666
First Industrial Realty Trust, Inc.	189,774	7,507,459
Four Corners Property Trust, Inc.	102,547	2,900,029
Franklin Street Properties Corp.	156,493	1,323,931
Front Yard Residential Corp.	75,122	868,410
Geo Group, Inc.	179,518	3,112,842
Getty Realty Corp.	50,659	1,624,128
Gladstone Commercial Corp.	46,920	1,102,620
Gladstone Land Corp.	24,356	289,715
Global Medical REIT, Inc.	45,941	523,727
Global Net Lease, Inc.	126,881	2,474,180
Granite Point Mortgage Trust, Inc.	80,656	1,511,493
Great Ajax Corp.	23,980	371,690
Healthcare Realty Trust, Inc.	193,047	6,467,075
Hersha Hospitality Trust	52,760	785,069
Independence Realty Trust, Inc.	136,614	1,954,946
Industrial Logistics Properties Trust	97,609	2,074,191
Innovative Industrial Properties, Inc.(b)	16,185	1,495,008
Invesco Mortgage Capital, Inc.	218,968	3,352,400
Investors Real Estate Trust	17,406	1,299,706
iStar, Inc.	89,472	1,167,610
Jernigan Capital, Inc.	31,114	598,945
Kite Realty Group Trust	124,752	2,014,745
KKR Real Estate Finance Trust, Inc.	42,248	825,103
Lexington Realty Trust	347,404	3,560,891
LTC Properties, Inc.	59,728	3,059,268
Mack-Cali Realty Corp.	130,526	2,827,193
Monmouth Real Estate Investment Corp.	137,266	1,978,003
National Health Investors, Inc.	62,966	5,187,769
National Storage Affiliates Trust	88,699	2,959,886
New Senior Investment Group, Inc.	125,282	836,884
New York Mortgage Trust, Inc.	355,135	2,162,772
NexPoint Residential Trust, Inc.	28,425	1,329,153
Office Properties Income Trust	71,480	2,190,147
One Liberty Properties, Inc.	23,242	639,852

19

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Orchid Island Capital, Inc.	94,925	$545,819
Pebblebrook Hotel Trust	195,359	5,434,887
Pennsylvania Real Estate Investment Trust(b)	105,335	602,516
PennyMac Mortgage Investment Trust(f)	132,096	2,936,494
Physicians Realty Trust	281,614	4,998,649
Piedmont Office Realty Trust, Inc., Class A	190,807	3,984,050
PotlatchDeltic Corp.	99,518	4,088,697
Preferred Apartment Communities, Inc., Class A	65,085	940,478
PS Business Parks, Inc.	30,064	5,470,145
QTS Realty Trust, Inc., Class A	82,239	4,227,907
Ready Capital Corp.	47,263	752,427
Redwood Trust, Inc.	145,276	2,383,979
Retail Opportunity Investments Corp.	168,647	3,074,435
Rexford Industrial Realty, Inc.	164,925	7,259,999
RLJ Lodging Trust	260,150	4,419,949
RPT Realty	118,167	1,601,163
Sabra Health Care REIT, Inc.	285,017	6,543,990
Safehold, Inc.	16,166	493,063
Saul Centers, Inc.	17,747	967,389
Senior Housing Properties Trust	356,752	3,301,740
Seritage Growth Properties, Class A(b)	50,675	2,153,181
STAG Industrial, Inc.	191,245	5,637,903
Summit Hotel Properties, Inc.	157,092	1,822,267
Sunstone Hotel Investors, Inc.	341,673	4,694,587
Tanger Factory Outlet Centers, Inc.	136,658	2,115,466
Terreno Realty Corp.	96,511	4,930,747
TPG RE Finance Trust, Inc.	78,661	1,560,634
UMH Properties, Inc.	52,303	736,426
Uniti Group, Inc.	278,454	2,162,195
Universal Health Realty Income Trust	19,237	1,977,564
Urban Edge Properties	175,234	3,467,881
Urstadt Biddle Properties, Inc., Class A	44,388	1,051,996
Washington Prime Group, Inc.	282,322	1,168,813
Washington Real Estate Investment Trust	121,412	3,321,832
Western Asset Mortgage Capital Corp.	78,845	760,854
Whitestone REIT	56,891	782,820
Xenia Hotels & Resorts, Inc.	171,262	3,617,053

		246,514,393

Real Estate Management & Development — 0.1%
American Realty Investors, Inc.(a)	3,406	52,384
BBX Capital Corp.	62,738	292,987
CorePoint Lodging, Inc.	59,788	604,457
Forestar Group, Inc.(a)	15,729	287,526
Maui Land & Pineapple Co., Inc.(a)(b)	8,548	93,002
Rafael Holdings, Inc., Class B(a)(b)	16,045	336,303

Security	Shares	Value

Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.(a)	2,104	$65,329

		1,731,988

Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A(b)	49,607	441,502
LCI Industries	36,806	3,380,631
Malibu Boats, Inc., Class A(a)	31,412	963,720
Marine Products Corp.	10,729	151,923
MasterCraft Boat Holdings, Inc.(a)	27,487	410,244
Winnebago Industries, Inc.(b)	46,707	1,791,213

		7,139,233

Rental & Leasing Services: Consumer — 0.2%
Avis Budget Group, Inc.(a)(b)	88,915	2,512,738
Hertz Global Holdings, Inc.(a)(b)	152,697	2,113,326
Rent-A-Center, Inc.	73,519	1,896,055

		6,522,119

Restaurants — 1.4%
Biglari Holdings, Inc., Class B(a)(b)	1,393	151,837
BJ’s Restaurants, Inc.	30,782	1,195,573
Bloomin’ Brands, Inc.	131,856	2,496,034
Brinker International, Inc.	56,770	2,422,376
Carrols Restaurant Group, Inc.(a)(b)	53,679	444,999
Cheesecake Factory, Inc.	63,134	2,631,425
Cracker Barrel Old Country Store, Inc.	29,292	4,764,344
Dave & Buster’s Entertainment, Inc.	54,853	2,136,524
Del Taco Restaurants, Inc.(a)(b)	44,875	458,847
Denny’s Corp.(a)	88,447	2,013,496
Dine Brands Global, Inc.	24,618	1,867,521
El Pollo Loco Holdings, Inc.(a)(b)	31,836	348,923
Fiesta Restaurant Group, Inc.(a)(b)	35,166	366,430
Habit Restaurants, Inc., Class A(a)	30,752	268,772
J Alexander’s Holdings, Inc.(a)	18,060	211,663
Jack in the Box, Inc.	39,015	3,555,047
Kura Sushi USA, Inc., Class A(a)	5,130	100,651
Nathan’s Famous, Inc.	4,323	310,608
Noodles & Co.(a)	43,009	243,431
Papa John’s International, Inc.	33,478	1,752,573
Potbelly Corp.(a)(b)	31,092	135,561
Red Robin Gourmet Burgers, Inc.(a)(b)	19,728	656,153
Ruth’s Hospitality Group, Inc.	43,232	882,581
Shake Shack, Inc., Class A(a)(b)	43,664	4,280,819
Texas Roadhouse, Inc.	99,887	5,246,065
Wingstop, Inc.	44,117	3,850,532

		42,792,785

Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc.(a)(b)	113,184	385,957
Brady Corp., Class A	72,152	3,827,664
CIRCOR International, Inc.(a)	29,295	1,100,027
Energy Recovery, Inc.(a)(b)	55,839	517,348
ESCO Technologies, Inc.	38,374	3,053,036

20

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Control & Filter (continued)
Gorman-Rupp Co.	27,125	$943,679
Helios Technologies, Inc.	44,034	1,786,459
Napco Security Technologies, Inc.(a)	17,200	438,944
Thermon Group Holdings, Inc.(a)	49,580	1,139,348
Watts Water Technologies, Inc., Class A	41,538	3,893,357
Wrap Technologies, Inc.(a)	11,358	46,341

		17,132,160

Scientific Instruments: Electrical — 0.4%
Allied Motion Technologies, Inc.	10,490	370,402
Atkore International Group, Inc.(a)	70,638	2,143,863
AZZ, Inc.	39,050	1,701,018
EnerSys(b)	64,390	4,245,876
Franklin Electric Co., Inc.	69,664	3,330,636
Preformed Line Products Co.	4,586	250,350

		12,042,145

Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	43,038	2,311,140
FARO Technologies, Inc.(a)	25,859	1,250,283
Itron, Inc.(a)	51,584	3,815,153
Mesa Laboratories, Inc.	5,745	1,365,989
Transcat, Inc.(a)	11,266	288,522
Vishay Precision Group, Inc.(a)(b)	15,752	515,720

		9,546,807

Scientific Instruments: Pollution Control — 0.5%
CECO Environmental Corp.(a)	46,316	323,517
Covanta Holding Corp.	180,254	3,116,592
Darling Ingredients, Inc.(a)	250,516	4,792,371
Evoqua Water Technologies Corp.(a)(b)	112,841	1,920,554
Heritage-Crystal Clean, Inc.(a)(b)	22,679	600,993
NRC Group Holdings Corp.(a)	15,154	188,516
Team, Inc.(a)(b)	44,874	809,976
U.S. Ecology, Inc.	33,203	2,123,000

		13,875,519

Securities Brokerage & Services — 0.1%
Gain Capital Holdings, Inc.(b)	31,038	163,881
INTL. FCStone, Inc.(a)(b)	24,232	994,966
Ladenburg Thalmann Financial Services, Inc.	185,001	438,452
Siebert Financial Corp.(a)	10,754	98,937

		1,696,236

Semiconductors & Components — 1.7%
Acacia Communications, Inc.(a)	57,102	3,734,471
Adesto Technologies Corp.(a)(b)	40,546	347,074
Alpha & Omega Semiconductor Ltd.(a)	30,190	370,733
Amkor Technology, Inc.(a)(b)	148,897	1,354,963
AXT, Inc.(a)	60,137	214,088
CEVA, Inc.(a)	33,011	985,708
Cirrus Logic, Inc.(a)	87,772	4,702,824
Diodes, Inc.(a)(b)	61,822	2,482,153
DSP Group, Inc.(a)	35,227	496,172

Security	Shares	Value

Semiconductors & Components (continued)
FormFactor, Inc.(a)(b)	112,389	$2,095,493
Inphi Corp.(a)	67,555	4,124,233
Lattice Semiconductor Corp.(a)(b)	187,811	3,434,124
MACOM Technology Solutions Holdings, Inc.(a)(b)	69,305	1,489,711
MaxLinear, Inc.(a)	98,233	2,198,454
Power Integrations, Inc.	42,755	3,866,335
Rambus, Inc.(a)	169,535	2,225,147
Semtech Corp.(a)	99,302	4,827,070
Silicon Laboratories, Inc.(a)	64,805	7,216,037
SMART Global Holdings, Inc.(a)(b)	19,999	509,574
Vishay Intertechnology, Inc.	201,428	3,410,176

		50,084,540

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)(b)	47,558	2,988,307

Shipping — 0.4%
Diamond S Shipping, Inc.(a)	33,193	365,787
Eagle Bulk Shipping, Inc.(a)(b)	68,018	297,579
GasLog Ltd.	61,635	792,010
Genco Shipping & Trading Ltd.(a)(b)	22,650	208,380
Golar LNG Ltd.	143,292	1,861,363
International Seaways, Inc.(a)(b)	38,357	738,756
Matson, Inc.	63,968	2,399,440
Nordic American Tankers Ltd.	210,750	455,220
Safe Bulkers, Inc.(a)	74,538	130,441
Scorpio Tankers, Inc.	65,412	1,946,661
Ship Finance International Ltd.	124,680	1,750,507
Teekay Corp.(b)	104,805	419,220
Teekay Tankers Ltd., Class A(a)	288,845	375,498
Tidewater, Inc.(a)(b)	58,765	887,939

		12,628,801

Software — 0.5%
Castlight Health, Inc., Class B(a)(b)	152,530	215,067
Five9, Inc.(a)(b)	90,068	4,840,254
Instructure, Inc.(a)(b)	51,328	1,988,447
MobileIron, Inc.(a)	145,230	950,531
Model N, Inc.(a)	49,374	1,370,622
Qualys, Inc.(a)	51,301	3,876,817
Rubicon Project, Inc.(a)	72,982	635,673

		13,877,411

Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(a)	37,699	557,757
Aaron’s, Inc.	101,968	6,552,464
Abercrombie & Fitch Co., Class A	98,833	1,541,795
America’s Car-Mart, Inc.(a)	9,237	847,033
American Eagle Outfitters, Inc.	244,423	3,964,541
Asbury Automotive Group, Inc.(a)(b)	29,434	3,011,981
Ascena Retail Group, Inc.(a)(b)	233,352	61,628
At Home Group, Inc.(a)(b)	72,270	695,237
Barnes & Noble Education, Inc.(a)(b)	62,905	196,264
Bed Bath & Beyond, Inc.(b)	184,039	1,958,175

21

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
BMC Stock Holdings, Inc.(a)	100,255	$2,624,676
Boot Barn Holdings, Inc.(a)(b)	41,868	1,461,193
Buckle, Inc.	43,943	905,226
Caleres, Inc.	61,461	1,438,802
Cato Corp., Class A	33,242	585,392
Chico’s FAS, Inc.	177,065	713,572
Children’s Place, Inc.	23,045	1,774,234
Citi Trends, Inc.	16,756	306,635
Conn’s, Inc.(a)	30,128	748,982
Container Store Group, Inc.(a)	23,519	103,954
Designer Brands, Inc., Class A	98,432	1,685,156
Express, Inc.(a)	96,444	331,767
GameStop Corp., Class A(b)	136,505	753,508
Genesco, Inc.(a)	24,436	977,929
GNC Holdings, Inc., Class A(a)(b)	123,457	264,198
Group 1 Automotive, Inc.	26,763	2,470,492
Guess?, Inc.	76,141	1,410,893
Haverty Furniture Cos., Inc.	27,688	561,236
Hibbett Sports, Inc.(a)	27,007	618,460
J. Jill, Inc.	23,985	45,571
Lands’ End, Inc.(a)	15,553	176,449
Lithia Motors, Inc., Class A	33,399	4,421,360
Lumber Liquidators Holdings, Inc.(a)(b)	42,923	423,650
MarineMax, Inc.(a)	31,620	489,478
Michaels Cos., Inc.(a)	129,194	1,264,809
Monro, Inc.	49,344	3,898,669
Murphy USA, Inc.(a)(b)	46,151	3,936,680
National Vision Holdings, Inc.(a)(b)	117,753	2,834,315
Office Depot, Inc.	823,232	1,444,772
Party City Holdco, Inc.(a)(b)	81,545	465,622
RealReal, Inc.(a)(b)	26,646	595,805
Regis Corp.(a)	43,653	882,664
RTW RetailWinds, Inc.(a)(b)	43,216	59,206
Sally Beauty Holdings, Inc.(a)	182,558	2,718,289
Shoe Carnival, Inc.	14,371	465,764
Sonic Automotive, Inc., Class A	37,171	1,167,541
Sportsman’s Warehouse Holdings, Inc.(a)(b)	63,358	328,194
Stamps.com, Inc.(a)(b)	25,271	1,881,426
Systemax, Inc.	18,689	411,345
Tailored Brands, Inc.	75,550	332,420
Tilly’s, Inc., Class A	32,708	308,763
Zumiez, Inc.(a)	30,264	958,612

		68,634,584

Steel — 0.4%
AK Steel Holding Corp.(a)(b)	478,198	1,085,509
Allegheny Technologies, Inc.(a)	189,052	3,828,303
Carbonite, Inc.(a)(b)	50,348	779,891
Carpenter Technology Corp.	70,889	3,662,126
Olympic Steel, Inc.	13,771	198,302
Ryerson Holding Corp.(a)	23,421	199,781
Schnitzer Steel Industries, Inc., Class A	38,200	789,212

Security	Shares	Value

Steel (continued)
TimkenSteel Corp.(a)	60,089	$377,960

		10,921,084

Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc.	56,857	1,652,265
CTS Corp.	48,931	1,583,407
Fabrinet(a)(b)	54,820	2,867,086
Kimball Electronics, Inc.(a)	38,035	551,888
Plexus Corp.(a)(b)	43,736	2,733,937

		9,388,583

Telecommunications Equipment — 0.3%
Airgain, Inc.(a)(b)	13,818	162,362
Akoustis Technologies, Inc.(a)(b)	37,496	290,594
Applied Optoelectronics, Inc.(a)(b)	28,379	318,412
CalAmp Corp.(a)	48,800	562,176
Cambium Networks Corp.(a)	6,614	64,156
Clearfield, Inc.(a)	15,288	181,163
Knowles Corp.(a)	123,317	2,508,268
Sonim Technologies, Inc.(a)(b)	5,379	15,760
Tessco Technologies, Inc.	9,235	132,707
Viavi Solutions, Inc.(a)	348,284	4,877,717
Vocera Communications, Inc.(a)	46,917	1,156,504

		10,269,819

Textile Products — 0.1%
Culp, Inc.	16,460	268,298
Interface, Inc.	87,745	1,267,038
Unifi, Inc.(a)(b)	21,401	469,110

		2,004,446

Textiles Apparel & Shoes — 0.9%
Centric Brands, Inc.(a)	24,642	61,851
Crocs, Inc.(a)(b)	93,402	2,592,840
Deckers Outdoor Corp.(a)	44,022	6,487,082
Delta Apparel, Inc.(a)(b)	9,224	219,070
Fossil Group, Inc.(a)(b)	70,194	878,127
G-III Apparel Group Ltd.(a)(b)	67,956	1,751,226
Kontoor Brands, Inc.(a)	66,616	2,338,222
Oxford Industries, Inc.	25,011	1,793,289
Rocky Brands, Inc.	10,352	343,997
Steven Madden Ltd.	126,912	4,542,180
Superior Group of Cos., Inc.	15,900	256,308
Vera Bradley, Inc.(a)(b)	30,873	311,817
Vince Holding Corp.(a)	4,605	87,449
Weyco Group, Inc.	9,709	219,521
Wolverine World Wide, Inc.	126,759	3,582,209

		25,465,188

Tobacco — 0.2%
22nd Century Group, Inc.(a)(b)	174,739	394,910
Greenlane Holdings, Inc., Class A(a)(b)	9,262	31,398
Pyxus International, Inc.(a)(b)	12,563	164,324
Turning Point Brands, Inc.	12,597	290,487
Universal Corp.	36,978	2,026,764

22

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.	167,773	$1,998,177

		4,906,060

Toys — 0.0%
Funko, Inc., Class A(a)	25,733	529,456

Transportation Miscellaneous — 0.2%
Costamare, Inc.	72,340	439,104
Echo Global Logistics, Inc.(a)	40,031	906,702
General Finance Corp.(a)	15,819	139,840
Hub Group, Inc., Class A(a)(b)	48,681	2,263,666
Scorpio Bulkers, Inc.	81,188	493,623
Textainer Group Holdings Ltd.(a)(b)	42,468	420,858
Wesco Aircraft Holdings, Inc.(a)	81,507	897,392

		5,561,185

Truckers — 0.5%
ArcBest Corp.	37,944	1,155,395
Covenant Transportation Group, Inc., Class A(a)	18,034	296,479
Daseke, Inc.(a)(b)	68,269	170,673
Forward Air Corp.	42,399	2,701,664
FRP Holdings, Inc.(a)(b)	10,512	504,786
Heartland Express, Inc.	70,120	1,508,281
Marten Transport Ltd.	59,207	1,230,321
PAM Transportation Services, Inc.(a)(b)	2,919	172,542
Roadrunner Transportation Systems, Inc.(a)(b)	5,327	55,188
Saia, Inc.(a)	39,038	3,657,861
Universal Logistics Holdings, Inc.	12,578	292,816
US Xpress Enterprises, Inc., Class A(a)	33,215	160,096
Werner Enterprises, Inc.	68,299	2,410,955
YRC Worldwide, Inc.(a)(b)	49,300	148,886

		14,465,943

Utilities: Electrical — 2.0%
ALLETE, Inc.	79,247	6,926,980
Atlantic Power Corp.(a)	159,600	373,464
Avista Corp.	98,848	4,788,197
Black Hills Corp.	92,020	7,060,695
Clearway Energy, Inc., Class A	57,298	993,547
Clearway Energy, Inc., Class C	106,537	1,944,300
El Paso Electric Co.	61,386	4,117,773
Genie Energy Ltd., Class B	21,785	162,516
MGE Energy, Inc.	52,804	4,217,456
NorthWestern Corp.	77,162	5,791,008
Otter Tail Corp.	59,844	3,216,615
Pattern Energy Group, Inc., Class A	133,316	3,590,200
PNM Resources, Inc.	120,498	6,275,536
Portland General Electric Co.	136,281	7,682,160
Spark Energy, Inc., Class A	18,805	198,393

Security	Shares	Value

Utilities: Electrical (continued)
Unitil Corp.	21,798	$1,382,865

		58,721,705

Utilities: Gas Distributors — 1.0%
Chesapeake Utilities Corp.	24,156	2,302,550
New Jersey Resources Corp.	134,120	6,064,906
Northwest Natural Holding Co.	45,497	3,245,756
RGC Resources, Inc.	11,227	328,277
South Jersey Industries, Inc.	139,548	4,592,525
Southwest Gas Holdings, Inc.(a)	82,340	7,496,234
Spire, Inc.	75,289	6,568,212

		30,598,460

Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	59,795	4,442,171

Utilities: Telecommunications — 0.9%
8x8, Inc.(a)(b)	141,344	2,928,648
ATN International, Inc.	16,882	985,402
Boingo Wireless, Inc.(a)	66,050	733,155
Cincinnati Bell, Inc.(a)	61,447	311,536
Cogent Communications Holdings, Inc.	63,619	3,505,407
Consolidated Communications Holdings, Inc.	106,591	507,373
Frontier Communications Corp.(a)(b)	153,873	133,408
GTT Communications, Inc.(a)(b)	50,539	476,078
IDT Corp., Class B(a)	25,202	265,377
Iridium Communications, Inc.(a)	149,184	3,174,636
j2 Global, Inc.	70,865	6,435,959
ORBCOMM, Inc.(a)	112,572	535,843
Shenandoah Telecommunications Co.	72,551	2,304,945
Spok Holdings, Inc.	28,546	340,839
Vonage Holdings Corp.(a)	342,291	3,867,888

		26,506,494

Utilities: Water — 0.6%
American States Water Co.	55,324	4,971,415
AquaVenture Holdings Ltd.(a)	21,003	408,088
Artesian Resources Corp., Class A	11,943	441,891
California Water Service Group	72,744	3,850,340
Connecticut Water Service, Inc.	18,229	1,277,124
Consolidated Water Co. Ltd.	21,539	355,178
Global Water Resources, Inc.	17,609	208,491
Middlesex Water Co.	24,124	1,567,095
Pure Cycle Corp.(a)	25,559	262,746
SJW Group	39,596	2,704,011
York Water Co.	19,281	841,808

		16,888,187

Total Common Stocks — 97.7% (Cost — $2,743,801,343)		2,910,807,202

23

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies — 0.6%
iShares Russell 2000 ETF(f)	124,385	$18,824,426

Total Investment Companies — 0.6% (Cost — $18,281,123)		18,824,426

Total Long-Term Investments — 98.3% (Cost — $2,762,082,466)		2,929,631,628

Short-Term Securities — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(d)(e)(f)	305,899,486	306,052,436

Security	Shares	Value

Short-Term Securities continued
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(e)(f)	41,082,439	$41,082,439

Total Short-Term Securities — 11.7% (Cost — $347,060,180)		347,134,875

Total Investments — 110.0% (Cost — $3,109,142,646)		3,276,766,503

Liabilities in Excess of Other Assets — (10.0)%		(298,427,179)

Net Assets — 100.0%		$2,978,339,324

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2019, investments in issuers considered to be affiliate/affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Series were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	180,710,459	125,189,027	—	305,899,486	$306,052,436	$2,318,354	(c)	$8,175	$71,388
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	43,842,543	—	(2,760,104)	41,082,439	41,082,439	600,921		—	—
PennyMac Financial Services, Inc.	3,162	—	—	3,162	96,062	—		—	28,838
PennyMac Mortgage Investment Trust	75,714	56,382	—	132,096	2,936,494	90,647		—	297,560
iShares Russell 2000 ETF	64,533	564,689	(504,837)	124,385	18,824,426	190,209		343,261	1,140,666

					$368,991,857	$3,200,131		$351,436	$1,538,452

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series

Portfolio Abbreviations

ETF — Exchange-Traded Fund

MBIA — Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

MYR — Malaysian Ringgit

OTC — Over the Counter

Radian — Radian Guaranty, Inc.

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	536	12/20/19	$40,870	$(1,112,485)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Goldman Sachs. & Co.	02/27/23	$3,486,991	$(87,424	)(b)	$3,395,118	0.12%
	JPMorgan Chase Bank N.A.	02/08/23	2,562,102	28,970	(c)	2,586,244	0.09

				$(58,454)		$5,981,362

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE LIBOR USD 1 Month
United States Overnight Bank Funding Rate

(b)	Amount includes $4,449 of net dividends and financing fees.
(c)	Amount includes $4,828 of net dividends and financing fees.

25

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of September 30, 2019 expiration dates 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks: Diversified
Boston Private Financial Holdings, Inc.	22,988	$267,925	7.9%
Columbia Banking System, Inc.	4,502	166,124	4.9
First Financial Bancorp	11,371	278,305	8.2
First Midwest Bancorp, Inc.	10,541	205,339	6.0
Great Western Bancorp, Inc.	5,481	180,873	5.3
Hanmi Financial Corp.	1,899	35,663	1.1
United Community Banks, Inc.	18,518	524,985	15.5

		1,659,214

Communications Technology
Maxar Technologies, Inc.	19,682	149,583	4.4

Computer Technology
Safeguard Scientifics, Inc.	5,508	62,461	1.8

Electronic Components
Acacia Research Corp.	57,405	153,845	4.5

Insurance: Life
American Equity Investment Life Holding Co.	8,755	211,871	6.2

Insurance: Multi-Line
PICO Holdings, Inc.	13,289	134,086	4.0

Insurance: Property-Casualty
Employers Holdings, Inc.	13,122	571,857	16.9
ProAssurance Corp.	3,641	146,623	4.3
Stewart Information Services Corp.	3,658	141,894	4.2

		860,374

Real Estate Management & Development
BBX Capital Corp.	35,050	163,684	4.8

Total Reference Entity — Long		3,395,118

Net Value of Reference Entity — Goldman Sachs & Co.		$3,395,118

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of September 30, 2019 expiration dates 02/08/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks: Diversified
Banner Corp.	5,714	$320,955	12.4%
Boston Private Financial Holdings, Inc.	8,372	97,576	3.8
Central Pacific Financial Corp.	6,077	172,587	6.7
Hanmi Financial Corp.	7,638	143,442	5.5
United Community Banks, Inc.	16,881	478,576	18.5

		1,213,136

Banks: Savings, Thrift & Mortgage Lending
Brookline Bancorp, Inc.	11,206	165,064	6.4
Northwest Bancshares, Inc.	5,891	96,554	3.7

		261,618

Computer Services Software & Systems
Mitek Systems, Inc.	19,025	183,591	7.1

Computer Technology
Safeguard Scientifics, Inc.	7,188	81,512	3.2

Insurance: Multi-Line
Horace Mann Educators Corp.	3,858	178,741	6.9
James River Group Holdings Ltd.	6,435	329,730	12.8

		508,471

Insurance: Property-Casualty
Selective Insurance Group, Inc.	1,971	148,199	5.7

Leisure Time
Clarus Corp.	7,645	89,638	3.5

Office Supplies & Equipment
Pitney Bowes, Inc.	10,327	47,194	1.8

Utilities: Telecommunications
Cincinnati Bell, Inc.	10,431	52,885	2.0

Total Reference Entity — Long		2,586,244

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$2,586,244

26

Schedule of Investments (unaudited) (continued) September 30, 2019	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Common Stocks	$2,910,786,885	$1,935	$18,382	$2,910,807,202
Investment Companies	18,824,426	—	—	18,824,426
Short-Term Securities	347,134,875	—	—	347,134,875

	$3,276,746,186	$1,935	$18,382	$3,276,766,503

Derivative Financial Instruments(b)
Asset:
Equity contracts	$—	$28,970	$—	$28,970
Liabilities:
Equity contracts	(1,112,485)	(87,424)	—	(1,199,909)

	$(1,112,485)	$(58,454)	$—	$(1,170,939)

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 1, Level 2 and Level 3 are included in industry
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

27